UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Reports to Stockholders Follows.

ANNUAL REPORT

Oberweis Micro-Cap Fund (OBMCX)

Oberweis Emerging Growth Fund (OBEGX)

Oberweis Small-Cap Opportunities Fund (OBSOX)

Oberweis China Opportunities Fund (OBCHX)

Oberweis International Opportunities Fund (OBIOX)

Oberweis Asia Opportunities Fund (OBAOX)

December 31, 2015

oberweisfunds.com

PRESIDENT’S LETTER

Dear Fellow Oberweis Funds Shareholder,

In a year that proved challenging for many funds, I am pleased to report an excellent year for The Oberweis Funds. Our largest fund, the International Opportunities Fund, gained 15.14% (compared to 9.92% for the MSCI World ex-US SCG Net Index). Our global small-cap fund, The Emerging Growth Fund, returned 10.02% (compared to -1.04% for the MSCI AWCI Small-Cap Index). Among our U.S. funds, the Micro-Cap Fund returned 6.38% (compared to -3.85% for the Russell Micro-Cap Growth Index) and the Small-Cap Opportunities Fund returned 5.10% (compared to -1.38% for the Russell 2000 Growth Index). Asia was the one region that proved challenging for us in 2015. The China Opportunities Fund returned -2.20% (compared to -3.47% for the MSCI Zhong Hua Small-Cap Growth) and the Asia Opportunities Fund returned -2.18% (compared to -1.62% for the MSCI AC Asia Pacific ex-Japan SCG Net Index).

At the macro level, 2015 will go down as the year the Federal Reserve finally raised interest rates after seven years at the “zero bound.” Remarkably, the Fed did so against a backdrop of global easing as the European Central Bank and the central banks of China, Russia, Canada, and Australia all cut rates in 2015. As a result, global markets — equity, bond, commodity, and currency — have struggled to digest this dichotomy between the Federal Reserve’s monetary policy and the policies of nearly everyone else. Not surprisingly, the U.S. dollar continued to surge against nearly every other currency in the world.

The strength of the dollar, combined with lackluster global economic growth, put severe pressure on nearly all major commodities. Many commodities hit multi-year lows in 2015 and are down substantially from their all-time highs. The most notable commodity decline was crude oil, which dropped another 30% in 2015 to prices last seen in late 2008. Copper dropped 24% during the year and is down more than 50% from its high in March 2011. Aluminum, natural gas, coffee and lumber also slid in 2015. With commodities falling, inflation has sputtered below the Fed’s long-term 2% target and has again stoked fears of deflation.

Global currency weakness versus the dollar also impaired global equity returns in U.S.-dollar terms and placed the S&P 500 Index’s +1.38% return among the best in the world. Brazil, Turkey, Canada, Mexico, and Spain were among the hardest hit. Denmark, Ireland, Japan, Italy, and France were able to buck the trend and post positive returns in both local currency and U.S.-dollar terms. The most interesting equity market in 2015 was China, where the A-share Shanghai Composite took investors on a wild roller-coaster ride. The Shanghai Composite embarked on a meteoric rise early in the year and was up 60% by early June. The market subsequently collapsed over the summer amid weak economic data and gave up all of its first-half gains before rebounding and finishing 2015 with a positive return of +9.4%. China’s Manufacturing PMI has been below 50 since August and GDP growth has slipped below 7%, suggesting sluggishness in the world’s second-largest economy continues.

However, the slowdown in China isn’t new news and we can’t help but wonder if stock prices are overestimating China’s problems. Admittedly, it will be difficult to navigate slower growth, a changing interest rate policy, and the side effects of divergent interest rate directions between America and Europe. However, more than almost any other country, the Chinese government has the ability, tools and balance sheet to stabilize should the bumps become too severe. Most importantly, despite the volatility of Shanghai-listed shares, valuations for U.S.-listed and Hong Kong-listed Chinese shares (which are primarily what we own in the China Opportunities Fund) are exceptionally attractive in our view. The average price/earnings ratio of Hong Kong-listed Chinese equities is among the lowest levels of the past decade, while most other equity markets still trade at a premium to their longer-term averages.

PRESIDENT’S LETTER (continued)

In the U.S., manufacturing is clearly still in some trouble, as evidenced by declines in the ISM manufacturing index. Still, it’s unclear if the issue is related to inventory or end demand. Retail sales and auto sales remain quite healthy, and lower gasoline costs presumably will only help the consumer as the year goes on. The employment market also continues to improve. In short, we aren’t out of the woods, but rumors of a U.S. recession seem premature. Investor sentiment, however, has dropped considerably during the first two weeks of January, which may allow for modest growth to positively surprise market participants.

We expect 2016 to be a stock-picker’s market. As global economic growth has muddled along and earnings growth has decelerated, investors are likely to focus more on individual company fundamentals rather than painting all companies with the same broad brush. After a rough start in January 2016, valuations have become more attractive, especially in China. With expectations for modest economic growth in 2016, we believe investors will be squarely focused on company fundamentals, which seems likely to benefit our fundamentals-driven investment strategy.

VALUATION RECAP

In terms of current valuations, the average forward P/E ratio at the end of 2014 was 19.1 times for the Micro-Cap Fund (versus 21.8 last year), 29.6 times for the Emerging Growth Fund (versus 28.6), 19.6 times for the Small-Cap Opportunities Fund (versus 22.5), 18.6 times for the International Opportunities Fund (versus 14.8), 14.2 times for the China Opportunities Fund (versus 16.7), and 26.7 times for the Asia Opportunities Fund (versus 26.1). Remember, each of the Funds invests in companies with expected earnings growth rates substantially higher than that of the broader market and sector mix will affect each Fund’s average P/E. As of 12/31/15, the weighted-average market capitalization was $715 million for Micro-Cap, $2.6 billion for Emerging Growth, $2.2 billion for Small-Cap Opportunities, $4.0 billion for International Opportunities, $20.6 billion for China Opportunities, and $6.7 billion for Asia Opportunities.

We appreciate your investment in The Oberweis Funds and are grateful for the trust you have shown us with your valuable investments. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

MANAGEMENT DISCUSSION ON FUND PERFORMANCE

Market Environment

Global equities were essentially flat in 2015, as measured by a return of -0.32% for the MSCI World Index. U.S. equities, as measured by the 1.38% return on the S&P 500 Index, outperformed foreign equities in 2015. Within the United States, small-cap growth stocks underperformed large-cap growth stocks by a wide margin for the second year in a row, with a 705 basis point differential in 2015, as measured by the respective returns of the Russell 1000 Growth (+5.67%) and Russell 2000 Growth (-1.38%) indices. Within domestic small-cap, growth stocks significantly outperformed value stocks, with the Russell 2000 Growth Index outperforming the Russell 2000 Value Index by 609 basis points for the year.

Discussion of The Oberweis Funds

The Oberweis Funds tend to have a style bias that leads to stronger performance in periods during which small-cap stocks beat large-cap stocks and when growth stocks beat value stocks. While the Funds faced a headwind from large-cap stocks beating small-cap stocks, the Funds benefitted from growth stocks outperforming value stocks in 2015.

The International Opportunities Fund returned 15.14% versus 9.92% for the MSCI World ex-US Small Cap Growth Index. The portfolio benefitted from stock selection in Germany and Canada, slightly offset by adverse stock selection in Italy and Finland. On a sector level, the portfolio benefitted from stock selection in Consumer Discretionary and Information Technology, partially offset by adverse stock selection in Healthcare. At the stock level, Genmab (GEN DC), Pandora (PNDORA DC), and Gamesa Corp (GAM SM) were among the top contributors to performance; Combo Telecom Systems (2342 HK), Dominion Diamond Corp (DDC CN), and Canadian Energy Services (CEU CN) were among the top detractors.

The Emerging Growth Fund returned 10.02% versus -1.04% for the MSCI AWCI Small-Cap Index. At the country level, stock selection was particularly favorable for the Fund’s holdings in the United States, Sweden and Canada. At the sector level, the Fund benefitted from strong stock selection in Consumer Discretionary. Ligand Pharmaceuticals (LGND), Skechers USA (SKX), and Diplomat Pharmacy (DPLO) were among the top contributors to performance; Adeptus Health (ADPT), Bonanza Creek Energy (BCEI), and Car Inc (699 HK) were among the top detractors.

The China Opportunities Fund returned -2.20% versus -3.47% for the MSCI Zhong Hua Small Cap Growth Index. The portfolio benefitted from favorable stock selection in Information Technology and Healthcare, partially offset by adverse stock selection in Consumer Discretionary and an underweight position in Consumer Staples. At the stock level, Netease (NTES), China Biologic Products Inc. (CPBO), and Ikang Healthcare Group (KANG) were among the top contributors; Vipshop Holdings (VIPS), Huadian Power International (1071 HK), and Sky Light Holdings (3882 HK) were among the top detractors.

The Oberweis Asia Opportunities Fund returned -2.18% versus -1.62% for the MSCI Asia ex-Japan Small Cap Growth Index. The portfolio benefitted from strong stock selection in Japan and South Korea, but was more adversely affected by investments in India and China. At the stock level, Hanssem Co (009240 KS), Aurobindo Pharma (ARBP IN), and Cosmax Inc (192820 KS) were among the top contributors; CIFI Holdings Group (884 HK), Huatai Securities Co (6886 HK), and Sansun Life & Science (016100 KS) were among the top detractors.

The Oberweis Micro-Cap Fund returned 6.38% versus -3.85% for the Russell Micro-Cap Growth Index. The portfolio benefitted from favorable stock selection in Healthcare and Producer Durables, partially offset by adverse stock selection in Consumer Discretionary. At the stock level, Ligand Pharmaceuticals (LGND), Maxlinear (MXL), and Inphi Corp (INPH) were

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (continued)

among the top contributors to performance. Planar Systems (PLNR), Sequential Brands (SQGB), and Rentrak (RENT) were among the top detractors.

The Small-Cap Opportunities Fund returned 5.10% versus -1.38% for the Russell 2000 Growth Index. The fund benefitted from stock selection in Healthcare and Consumer Discretionary, while stock selection in Technology detracted from performance. Skechers USA (SKX), Dexcom (DXCM), and Abiomed (ABMD) were among the top contributors to performance; G-III Apparel Group (GIII), Wageworks (WAGE), and Infoblox (BLOX) were among the top detractors.

The portfolio turnover rates were 133% for the Micro-Cap Fund, 200% for the Emerging Growth Fund, 134% for the Small-Cap Opportunities Fund, 81% for the China Opportunities Fund, 188% for the Asia Opportunities Fund, and 214% for the International Opportunities Fund. The net expense ratios of the Funds were 1.72% for Micro-Cap, 1.51% for Emerging Growth, 2.00% for Small-Cap Opportunities, 1.95% for China Opportunities, 2.49% for Asia Opportunities, and 1.60% for International Opportunities.

For current performance information, please visit oberweisfunds.com.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (continued)

Oberweis Micro-Cap Fund

At December 31, 2015

Asset Allocation (%)
Common Stocks	93.1
Other Assets in excess of Liabilities	6.9
100.0

Top Holdings (%)
MaxLinear, Inc.	2.0
AMN Healthcare Services, Inc.	2.0
Callidus Software, Inc.	1.8
Francesca’s Hldgs. Corp.	1.8
Cooper-Standard Hldgs., Inc.	1.7
BroadSoft, Inc.	1.7
XO Group, Inc.	1.7
Gentherm, Inc.	1.7
CEVA, Inc.	1.6
Infoblox, Inc.	1.6
Other Holdings	82.4
100.0

Top Industries (%)
Computer Services Software & Systems	10.8
Semiconductors & Components	7.0
Auto Parts	6.3
Banks – Diversified	4.8
Healthcare Services	4.8
Building Materials	4.6
Medical Equipment	4.6
Back Office Support	4.3
Biotechnology	3.4
Textiles – Apparel & Shoes	3.3
Other Industries	46.1
100.0

Oberweis Emerging Growth Fund

At December 31, 2015

Asset Allocation (%)
Common Stocks	99.5
Other Assets in excess of Liabilities	0.5
100.0

Top Holdings (%)
RaySearch Laboratories AB	3.4
The Rubicon Project, Inc.	2.8
Genmab A/S	2.7
Inphi Corp.	2.4
Diplomat Pharmacy, Inc.	2.4
Infinera Corp.	2.4
China Biologic Products, Inc.	2.2
CAR, Inc.	2.2
Shenzhou International Group Hldgs. Ltd.	2.1
CT Environmental Group Ltd.	2.1
Other Holdings	75.3
100.0

Top Industries (%)
Software	9.5
Biotechnology	8.3
Healthcare Providers & Services	6.9
Semiconductors & Components	5.3
Internet Software & Services	4.7
Healthcare Technology	4.7
Textiles – Apparel & Shoes	4.5
Specialty Retail	4.3
Healthcare Equipment & Supplies	4.2
Auto Components	3.5
Other Industries	44.1
100.0

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (continued)

Oberweis Small-Cap
Opportunities Fund

At December 31, 2015

Asset Allocation (%)
Common Stocks	96.0
Other Assets in excess of Liabilities	4.0
100.0

Top Holdings (%)
DexCom, Inc.	2.8
AMN Healthcare Services, Inc.	2.6
Infinera Corp.	2.0
Diplomat Pharmacy, Inc.	1.9
Gigamon, Inc.	1.8
Cray, Inc.	1.7
Natus Medical, Inc.	1.7
Cooper-Standard Hldgs., Inc.	1.7
PrivateBancorp, Inc.	1.7
Dave & Buster’s Entertainment, Inc.	1.7
Other Holdings	80.4
100.0

Top Industries (%)
Computer Services Software & Systems	17.1
Medical Equipment	5.8
Auto Parts	5.6
Biotechnology	5.4
Specialty Retail	4.7
Banks – Diversified	4.6
Medical & Dental Instruments & Supplies	4.1
Communications	3.8
Back Office Support	3.4
Semiconductors & Components	3.3
Other Industries	42.2
100.0

Oberweis China Opportunities Fund

At December 31, 2015

Asset Allocation (%)
Common Stocks	96.8
Other Assets in excess of Liabilities	3.2
100.0

Top Holdings (%)
NetEase.com, Inc. ADS	8.0
China Biologic Products, Inc.	5.8
iKang Healthcare Group, Inc. ADS	5.4
Tencent Hldgs. Ltd.	5.2
Shenzhou International Group Hldgs. Ltd.	4.8
China Resources Land Ltd.	3.8
China Overseas Land & Investment Ltd.	3.5
CAR, Inc.	3.5
CT Environmental Group Ltd.	3.5
Qihoo 360 Technology Co. Ltd. ADS	3.2
Other Holdings	53.3
100.0

Top Industries (%)
Internet Software & Services	19.7
Real Estate Management & Development	8.9
Healthcare Providers & Services	7.8
Biotechnology	7.6
Electrical Equipment	6.7
Textiles, Apparel & Luxury Goods	5.4
Internet & Catalog Retail	4.5
Commercial Service & Supply	3.9
Road & Rail	3.5
Utilities – Water	3.5
Other Industries	28.5
100.0

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (continued)

Oberweis International
Opportunities Fund

At December 31, 2015

Asset Allocation (%)
Common Stocks	92.4
Commercial Paper	3.4
Other Assets in excess of Liabilities	4.2
100.0

Top Holdings (%)
Admiral Group PLC	1.9
CCL Industries, Inc.	1.9
Nexon Co. Ltd.	1.8
Betfair Group PLC	1.8
Swedish Orphan Biovitrum AB	1.7
Megmilk Snow Brand Co. Ltd.	1.7
Berkeley Group Hldgs. PLC	1.7
Micro Focus International PLC	1.7
Evolution Gaming Group AB	1.5
Genmab A/S	1.5
Other Holdings	82.8
100.0

Top Industries (%)
Software	7.0
Hotels, Restaurants & Leisure	6.8
Food Products	5.1
Real Estate Management & Development	4.5
Household Durables	4.1
Specialty Retail	3.9
Professional Services	3.9
Insurance	3.9
Pharmaceuticals	3.8
Biotechnology	3.7
Other Industries	53.3
100.0

Oberweis Asia Opportunities Fund

At December 31, 2015

Asset Allocation (%)
Common Stocks	90.6
Other Assets in excess of Liabilities	9.4
100.0

Top Holdings (%)
Aurobindo Pharma Ltd.	5.1
Shenzhou International Group Hldgs. Ltd.	2.7
Cosmax, Inc.	2.6
Wumart Stores, Inc.	2.6
SouFun Hldgs. Ltd. ADS	2.6
Asahi Intecc Co. Ltd.	2.4
Bona Film Group Ltd.	2.3
China Overseas Land & Investment Ltd.	2.2
China Resources Land Ltd.	2.2
Estia Health Ltd.	2.2
Other Holdings	73.1
100.0

Top Industries (%)
Pharmaceuticals	11.0
Food Products	7.4
Real Estate Management & Development	7.2
Healthcare Equipment & Supplies	7.0
Healthcare Providers & Services	6.6
Personal Products	6.1
Internet Software & Services	5.1
Media	4.8
Food & Staples Retailing	4.0
Electrical Equipment	3.0
Other Industries	37.8
100.0

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2015)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBMCX	6.38	10.08	4.08	9.11	1.72
Russell 2000 Growth	(1.38)	10.67	7.95	6.31
Russell Microcap Growth	(3.85)	10.08	5.74	N/A4

Growth of a $10,000 Investment (from January 1, 1996 to December 31, 2015)

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment. The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities.

2 Since Inception returns are from commencement of operations on 01/01/96 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/15. The expense ratio gross of any fee waivers or expense reimbursement was 1.72%.

4 The Russell Microcap Growth Index began on July 3, 2000, and the line graph for the Index begins at the same value as the Fund on that date.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (continued)

Average Annual Total Returns1(for the Periods ended December 31, 2015)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBEGX	10.02	8.50	3.38	8.68	1.51
Russell 2000 Growth	(1.38)	10.67	7.95	7.69
Russell 2000	(4.41)	9.19	6.80	8.99
MSCI ACWI SmallCap[4]	(1.04)	6.30	6.51	N/A5

Growth of a $10,000 Investment (from January 7, 1987 to December 31, 2015)

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment. A sales load of 4% was charged on the Oberweis Emerging Growth Fund until 12/31/91 and is not reflected in the total return figures or graph above.

The MSCI ACWI Small Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap developed and emerging markets with dividends reinvested net of withholding tax.

2 Since Inception returns are from commencement of operations on 01/07/87 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/15. The expense ratio gross of any fee waivers or expense reimbursement was 1.51%.

4 The MSCI ACWI Small Cap Index is replacing the Russell 2000 Growth Index and the Russell 2000 Index. OAM believes the MSCI ACWI Small Cap Index is a more appropriate benchmark index given the Emerging Growth Fund’s investment strategy of investing in U.S. and non-U.S. small-sized companies.

5 The MSCI ACWI SmallCap Index began on May 31, 1994, and the line graph for the index begins at the same value as the Fund on that date.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (continued)

Average Annual Total Returns1(for the Periods ended December 31, 2015)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBSOX	5.10	9.04	5.78	6.13	2.00
Russell 2000 Growth	(1.38)	10.67	7.95	6.12
Russell 2000	(4.41)	9.19	6.80	7.86

Growth of a $10,000 Investment (from September 15, 1996 to December 31, 2015)

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment.

2 Since Inception returns are from commencement of operations on 09/15/96 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/15. The expense ratio gross of any fee waivers or expense reimbursement was 2.00%.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (continued)

Average Annual Total Returns1(for the Periods ended December 31, 2015)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBCHX	(2.20)	2.75	12.35	12.85	1.95
MSCI China Small Cap Growth	1.86	(1.88)	12.71	12.88
MSCI Zhong Hua Small Cap Growth	(3.47)	(1.43)	N/A4	N/A4

Growth of a $10,000 Investment (from October 1, 2005 to December 31, 2015)

1 Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI China Small Cap Growth Index is a free float adjusted market capitalization index that is designed to measure the small cap growth equity market performance in China excluding A share classes, with minimum dividends reinvested net of withholding tax.

The MSCI Zhong Hua Small Cap Growth Index is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of small cap stocks in the developed markets and emerging markets of China and Hong Kong excluding China A shares, with minimum dividends reinvested net of withholding tax.

2 Since Inception returns are from commencement of operations on 10/01/05 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/15. The expense ratio gross of any fee waivers or expense reimbursement was 1.95%.

4 The MSCI Zhong Hua Small Cap Growth Index began on May 31, 2007, and the line graph for the Index begins at the same value as the Fund on that date.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (continued)

Average Annual Total Returns1(for the Periods ended December 31, 2015)

	1 YR (%)	5 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBIOX	15.14	14.13	9.61	1.60
MSCI World ex-U.S. Small Cap Growth	9.92	4.87	2.64

Growth of a $10,000 Investment (from February 1, 2007 to December 31, 2015)

1 Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax.

2 Since Inception returns are from commencement of operations on 02/01/07 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/15. The expense ratio gross of any fee waivers or expense reimbursement was 1.85%.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (continued)

Average Annual Total Returns1(for the Periods ended December 31, 2015)

	1 YR (%)	5 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBAOX	(2.18)	0.83	(0.74)	2.49
MSCI AC Asia Pacific ex-Japan Small Cap Growth	(1.62)	(2.26)	0.64

Growth of a $10,000 Investment (from February 1, 2008 to December 31, 2015)

1 Performance data represents past performance which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI AC Asia Pacific ex-Japan Small Cap Growth Index is a free float adjusted market capitalization index that is designed to measure the equity market performance of small cap growth developed and emerging markets in the Pacific region excluding Japan, with minimum dividends reinvested net of withholding tax.

2 Since Inception returns are from commencement of operations on 02/01/08 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/15. The expense ratio gross of any fee waivers or expense reimbursement was 5.09%.

OBERWEIS MICRO-CAP FUND

Schedule of Investments December 31, 2015

	SHARES	VALUE
Equities – 93.1%
AIR TRANSPORT – 1.3%
SkyWest, Inc.	35,300	$671,406
AUTO PARTS – 6.3%
Cooper-Standard Hldgs., Inc.*	11,100	861,249
Gentherm, Inc.*	17,800	843,720
Motorcar Parts of America, Inc.*	21,100	713,391
Tower International, Inc.	26,300	751,391
		3,169,751
BACK OFFICE SUPPORT – 4.3%
Heidrick & Struggles International, Inc.	24,700	672,334
Insperity, Inc.	11,900	572,985
NV5 Hldgs., Inc.*	25,900	569,282
The Hackett Group, Inc.	23,400	376,038
		2,190,639
BANKS – DIVERSIFIED – 4.8%
Bridge Bancorp, Inc.	12,300	374,289
CenterState Banks, Inc.	21,000	328,650
Eagle Bancorp, Inc.*	8,280	417,892
First Internet Bancorp	15,000	430,350
Pacific Premier Bancorp, Inc.*	11,100	235,875
QCR Hldgs., Inc.	15,200	369,208
Univest Corporation of Pennsylvania	12,400	258,664
		2,414,928
BANKS – SAVINGS/THRIFTS & MORTGAGE LENDING – 0.8%
BOFI Hldg., Inc.*	20,204	425,294
BIOTECHNOLOGY – 3.4%
Ligand Pharmaceuticals, Inc.*	6,200	672,204
MiMedx Group, Inc.*	46,500	435,705
Sucampo Pharmaceuticals, Inc.*	35,900	620,711
		1,728,620
BUILDING MATERIALS – 4.6%
Energy Focus, Inc.*	40,600	558,250
LSI Industries, Inc.	25,900	315,721
Patrick Industries, Inc.*	17,150	746,025
Quanex Building Products Corp.	35,100	731,835
		2,351,831
CASINOS & GAMBLING – 1.6%
Eldorado Resorts, Inc.*	72,400	796,400

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments December 31, 2015

	SHARES	VALUE
CEMENT – 1.6%
US Concrete, Inc.*	15,700	$826,762
CHEMICALS – DIVERSIFIED – 1.3%
American Vanguard Corp.*	46,800	655,668
COMMUNICATIONS – 1.3%
Digi International, Inc.*	58,000	660,040
COMPUTER SERVICES SOFTWARE & SYSTEMS – 10.8%
Autobytel, Inc.*	32,900	742,224
BroadSoft, Inc.*	24,200	855,712
Callidus Software, Inc.*	50,200	932,214
Infoblox, Inc.*	45,300	833,067
Mercury Systems, Inc.*	35,200	646,272
Synchronoss Technologies, Inc.*	12,900	454,467
TeleCommunication Systems, Inc.*	63,200	314,104
The Rubicon Project, Inc.*	42,400	697,480
		5,475,540
CONSUMER LENDING – 1.3%
LendingTree, Inc.*	7,300	651,744
CONSUMER SERVICES – MISCELLANEOUS – 3.1%
Nutrisystem, Inc.	32,800	709,792
XO Group, Inc.*	53,200	854,392
		1,564,184
DIVERSIFIED MANUFACTURING OPERATIONS – 1.2%
TriMas Corp.*	32,500	606,125
ENERGY EQUIPMENT – 1.4%
PowerSecure International, Inc.*	47,400	713,370
ENGINEERING & CONTRACTING SERVICES – 1.2%
VSE Corp.	10,000	621,800
FINANCIAL DATA & SYSTEMS – 0.6%
Planet Payment, Inc.*	100,800	307,440
FOODS – 1.6%
The Chefs’ Warehouse, Inc.*	48,700	812,316
HEALTHCARE MANAGEMENT – 1.6%
Computer Programs & Systems, Inc.*	7,100	353,225
HealthEquity, Inc.*	17,800	446,246
		799,471

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments December 31, 2015

	SHARES	VALUE
HEALTHCARE SERVICES – 4.8%
Almost Family, Inc.*	17,520	$669,790
AMN Healthcare Services, Inc.*	32,800	1,018,440
LHC Group, Inc.*	15,900	720,111
		2,408,341
INSURANCE – PROPERTY-CASUALTY – 1.2%
Heritage Insurance Hldgs., Inc.	28,500	621,870
INTERNATIONAL TRADE & DIVERSIFIED LOGISTICS – 0.6%
Radiant Logistics, Inc.*	90,600	310,758
LEISURE TIME – 2.6%
Nautilus, Inc.*	49,700	830,984
Smith & Wesson Hldgs. Corp*	22,700	498,946
		1,329,930
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 1.1%
AtriCure, Inc.*	25,500	572,220
MEDICAL EQUIPMENT – 4.6%
Cynosure, Inc.*	14,000	625,380
Digirad Corp.	78,690	455,615
Inogen, Inc.*	17,900	717,611
iRadimed Corp.*	19,218	538,680
		2,337,286
OFFICE SUPPLIES & EQUIPMENT – 0.7%
TransAct Technologies, Inc.	44,000	377,960
OIL CRUDE PRODUCER – 1.7%
Callon Petroleum Co.*	57,900	482,886
Ring Energy, Inc.*	50,800	358,140
		841,026
OIL WELL EQUIPMENT & SERVICES – 1.3%
Matrix Service Co.*	33,000	677,820
PERSONAL CARE – 1.1%
Orchids Paper Products Co.	17,600	544,192
PHARMACEUTICALS – 1.3%
Cambrex Corp.*	14,300	673,387
PRODUCTION TECHNOLOGY EQUIPMENT – 0.8%
Ultra Clean Hldgs., Inc.*	83,600	428,032
RECREATIONAL VEHICLES & BOATS – 1.4%
MCBC Hldgs., Inc.*	49,700	680,890

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments December 31, 2015

	SHARES	VALUE
SCIENTIFIC INSTRUMENTS – POLLUTION CONTROL – 1.3%
Heritage-Crystal Clean, Inc.*	60,500	$641,300
SEMICONDUCTORS & COMPONENTS – 7.0%
CEVA, Inc.*	35,700	833,952
EMCORE Corp.*	39,200	240,296
GigOptix, Inc.*	202,700	616,208
Inphi Corp.*	29,700	802,494
MaxLinear, Inc.*	69,500	1,023,735
		3,516,685
SPECIALTY RETAIL – 1.8%
Francesca’s Hldgs. Corp.*	51,900	903,579
TEXTILES – APPAREL & SHOES – 3.3%
G-III Apparel Group Ltd.*	10,200	451,452
Perry Ellis International, Inc.*	35,900	661,278
Sequential Brands Group, Inc.*	68,900	544,999
		1,657,729
TRUCKERS – 1.0%
YRC Worldwide, Inc.*	37,000	524,660
UTILITIES – TELECOMMUNICATIONS – 1.4%
inContact, Inc.*	74,400	709,776
Total Equities
(Cost: $43,901,338)		$47,200,770
Total Investments – 93.1%
(Cost: $43,901,338)		$47,200,770
Other Assets Less Liabilities – 6.9%		3,477,882
Net Assets – 100%		$50,678,652

Cost of Investments is $44,011,838 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$5,302,230
Gross unrealized depreciation	(2,113,298)
Net unrealized appreciation	$3,188,932

* Non-income producing security during the year ended December 31, 2015

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments December 31, 2015

	SHARES	VALUE
Equities – 99.5%
AUSTRALIA – 2.1%
oOh!media Ltd.*	108,400	$372,840
Qantas Airways Ltd.	276,817	825,025
		1,197,865
CANADA – 2.5%
CCL Industries, Inc.*	3,500	567,533
IMAX Corp.*	24,200	860,068
		1,427,601
CHINA – 11.5%
CAR Inc.*	746,000	1,235,938
China Biologic Products, Inc.*	8,900	1,267,894
China Taiping Insurance Hldgs. Co. Ltd.*	273,600	847,267
CT Environmental Group Ltd.	3,576,000	1,171,990
Dynagreen Environmental Protection Group Co. Ltd.*	1,065,000	696,707
Shenzhou International Group Hldgs. Ltd.*	209,000	1,201,397
Tarena International, Inc. ADS*	10,538	110,017
		6,531,210
DENMARK – 4.2%
Genmab A/Sa*	11,500	1,529,086
Pandora A/Sa	6,700	844,762
		2,373,848
FINLAND – 1.5%
Revenio Group OYJ*	17,300	537,875
Verkkokauppa.com OYJ*	45,100	352,880
		890,755
FRANCE – 2.8%
Nexity SA*	9,700	430,133
Sartorius Stedim Biotech*	1,500	576,070
SEB SA*	5,700	585,981
		1,592,184
GERMANY – 5.4%
HELMA Eigenheimbau AG*	18,500	919,873
Hypoport AGa*	7,438	651,016
Stabilus SAa*	20,500	856,925
Zooplus AGa*	4,000	630,380
		3,058,194
JAPAN – 10.0%
Adastria Co. Ltd.[a]	15,700	878,541
Elematec Corp.[a]*	13,200	317,192
GMO Internet, Inc.[a]	60,600	797,631
Grandy House Corp.[a]*	100,000	339,735
Kajima Corp.[a]*	88,000	523,727

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND  (continued)

Schedule of Investments December 31, 2015

	SHARES	VALUE
Kusuri No Aoki Co. Ltd.[a]	13,000	$634,541
Nexon Co. Ltd.[a]	34,800	566,117
OBIC Business Consultants Co. Ltd.[a]*	8,500	476,046
SCSK Corp.[a]	20,200	811,614
Toei Animation Co. Ltd.[a]*	7,300	358,146
		5,703,290
SPAIN – 0.6%
CIE Automotive SA*	19,000	319,007
SWEDEN – 10.4%
Evolution Gaming Group ABa*	12,300	444,789
Inwido ABa*	49,200	644,396
Lifco ABa*	13,200	329,666
Mycronic ABa*	87,200	843,868
NetEnt ABa*	11,000	641,098
Nolato ABa*	12,000	364,644
Proact IT Group AB*	25,000	412,397
RaySearch Laboratories ABa*	133,700	1,936,543
Swedish Orphan Biovitrum ABa*	20,200	320,410
		5,937,811
UNITED KINGDOM – 2.2%
Fevertree Drinks PLC*	42,400	374,430
JD Sports Fashion PLC	37,600	577,054
Powerflute OYJ	219,200	287,613
		1,239,097
UNITED STATES OF AMERICA – 46.3%
ABIOMED, Inc.*	4,700	424,316
Adeptus Health, Inc.*	18,900	1,030,428
AMN Healthcare Services, Inc.*	22,700	704,835
BOFI Hldg., Inc.*	32,000	673,600
Bonanza Creek Energy, Inc.*	97,253	512,523
Callidus Software, Inc.*	48,800	906,216
Cascade Bancorp*	60,000	364,200
comScore, Inc.*	15,400	633,710
Cooper-Standard Hldg., Inc.*	9,200	713,828
DexCom, Inc.*	10,500	859,950
Diamondback Energy, Inc.*	11,800	789,420
Diplomat Pharmacy, Inc.*	40,138	1,373,522
Energy Focus, Inc.*	34,900	479,875
Express, Inc.*	24,800	428,544
Extended Stay America, Inc.	25,000	397,500
G-III Apparel Group Ltd.*	12,100	535,546
Gentherm, Inc.*	19,600	929,040
Gigamon, Inc.*	22,000	584,540
HealthEquity, Inc.*	20,400	511,428
Heritage Insurance Hldgs., Inc.	29,000	632,780

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND  (continued)

Schedule of Investments December 31, 2015

	SHARES	VALUE
Infinera Corp.*	74,800	$1,355,376
Inphi Corp.*	51,000	1,378,020
Integrated Device Technology, Inc.*	34,600	911,710
Ligand Pharmaceuticals, Inc.*	9,900	1,073,358
Lithia Motors, Inc.*	5,300	565,351
LogMeIn, Inc.*	8,800	590,480
MaxLinear, Inc.*	50,000	736,500
MiMedx Group, Inc.*	53,400	500,358
Pegasystems, Inc.	23,000	632,500
PowerSecure International, Inc.*	53,700	808,185
Simulations Plus, Inc.	72,600	719,466
Sucampo Pharmaceuticals, Inc.*	25,000	432,250
Synchronoss Technologies, Inc.*	17,700	623,571
The Rubicon Project, Inc.*	96,900	1,594,005
Walker & Dunlop, Inc.*	31,700	913,277
		26,320,208
Total Equities
(Cost: $52,055,884)		$56,591,070
Total Investments – 99.5%
(Cost: $52,055,884)		$56,591,070
Other Assets Less Liabilities – 0.5%		256,932
Net Assets – 100%		$56,848,002

Cost of Investments is $52,171,315 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$7,563,867
Gross unrealized depreciation	(3,144,112)
Net unrealized appreciation	$4,419,755

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the year ended December 31, 2015

ADS — American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	21.1%
Consumer Staples	1.8%
Energy	2.3%
Financials	8.5%
Health Care	24.8%
Industrials	11.3%
Information Technology	26.1%
Materials	1.5%
Utilities	2.1%

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

Schedule of Investments December 31, 2015

	SHARES	VALUE
Equities – 96.0%
AIR TRANSPORT – 1.3%
Virgin America, Inc.*	3,900	$140,439
AUTO PARTS – 5.6%
Cooper-Standard Hldgs., Inc.*	2,400	186,216
Gentherm, Inc.*	3,200	151,680
Metaldyne Performance Group, Inc.	6,500	119,210
Tenneco, Inc.*	3,300	151,503
		608,609
BACK OFFICE SUPPORT – 3.4%
Insperity, Inc.	1,400	67,410
On Assignment, Inc.*	3,400	152,830
TrueBlue, Inc.*	5,900	151,984
		372,224
BANKS – DIVERSIFIED – 4.6%
First NBC Bank Hldg. Co.*	4,000	149,560
Opus Bank	4,300	158,971
PrivateBancorp, Inc.	4,500	184,590
		493,121
BIOTECHNOLOGY – 5.4%
ICON PLC*	1,800	139,860
INC Research Hldgs., Inc.*	3,100	150,381
Ligand Pharmaceuticals, Inc.*	1,400	151,788
PRA Health Sciences, Inc.*	3,000	135,810
		577,839
BUILDING MATERIALS – 1.1%
Builders FirstSource, Inc.*	10,400	115,232
CASINOS & GAMBLING – 1.4%
Boyd Gaming Corp.*	7,700	152,999
CHEMICALS – DIVERSIFIED – 1.4%
Cabot Corp.	3,700	151,256
COMMERCIAL VEHICLES & PARTS – 0.9%
Wabash National Corp.*	8,000	94,640
COMMUNICATIONS – 3.8%
Gigamon, Inc.*	7,400	196,618
Infinera Corp.*	11,900	215,628
		412,246

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2015

	SHARES	VALUE
COMPUTER SERVICES SOFTWARE & SYSTEMS – 17.1%
Arista Networks, Inc.*	1,100	$85,624
comScore, Inc.*	1,400	57,610
Cvent, Inc.*	5,200	181,532
CyberArk Software Ltd.*	3,800	171,532
Fleetmatics Group PLC*	3,600	182,844
Imperva, Inc.*	2,800	177,268
LogMeIn, Inc.*	2,700	181,170
Monotype Imaging Hldgs., Inc.	6,300	148,932
RealPage, Inc.*	6,600	148,170
SPS Commerce, Inc.*	2,500	175,525
Synchronoss Technologies, Inc.*	1,500	52,845
The Rubicon Project, Inc.*	8,300	136,535
Web.com Group, Inc.*	7,200	144,072
		1,843,659
COMPUTER TECHNOLOGY – 1.7%
Cray, Inc.*	5,800	188,210
DRUG & GROCERY STORE CHAINS – 1.9%
Diplomat Pharmacy, Inc.*	5,900	201,898
ENTERTAINMENT – 1.0%
IMAX, Corp.*	3,100	110,174
FINANCIAL DATA & SYSTEMS – 0.5%
CoreLogic, Inc.*	1,600	54,176
FOREST PRODUCTS – 0.8%
Universal Forest Products, Inc.	1,200	82,044
HEALTHCARE FACILITIES – 2.5%
AmSurg Corp.*	1,400	106,400
VCA, Inc.*	3,000	165,000
		271,400
HEALTHCARE MANAGEMENT – 0.7%
HealthEquity, Inc.*	3,000	75,210
HEALTHCARE SERVICES – 2.6%
AMN Healthcare Services, Inc.*	8,900	276,345
HOTEL & MOTEL – 1.5%
Extended Stay America, Inc.	10,200	162,180
HOUSEHOLD EQUIPMENT AND PRODUCTS – 1.6%
Helen of Troy Ltd.*	1,800	169,650

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2015

	SHARES	VALUE
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 4.1%
ABIOMED, Inc.*	1,900	$171,532
Globus Medical, Inc.*	3,700	102,934
NuVasive, Inc.*	3,100	167,741
		442,207
MEDICAL EQUIPMENT – 5.8%
DexCom, Inc.*	3,700	303,030
Natus Medical, Inc.*	3,900	187,395
ZELTIQ Aesthetics, Inc.*	4,600	131,238
		621,663
MULTI-LINE INSURANCE – 1.4%
National General Hldgs. Corp.	7,100	155,206
OFFICE SUPPLIES & EQUIPMENT – 1.5%
Electronics For Imaging, Inc.*	3,500	163,590
OIL CRUDE PRODUCER – 1.3%
Callon Petroleum Co.*	7,500	62,550
Diamondback Energy, Inc.*	1,200	80,280
		142,830
OIL WELL EQUIPMENT & SERVICES – 1.0%
Core Laboratories NV	1,000	108,740
PHARMACEUTICALS – 1.3%
Cambrex Corp.*	3,000	141,270
PRODUCTION TECHNOLOGY EQUIPMENT – 1.4%
Tessera Technologies, Inc.	5,100	153,051
PROPERTY – CASUALTY INSURANCE – 0.8%
Heritage Insurance Hldgs., Inc.	4,000	87,280
RESTAURANTS – 3.1%
BJ’s Restaurants, Inc.*	3,400	147,798
Dave & Buster’s Entertainment, Inc.*	4,400	183,656
		331,454
SCIENTIFIC INSTRUMENTS – ELECTRICAL – 1.4%
A.O. Smith Corp.	2,000	153,220
SEMICONDUCTORS & COMPONENTS – 3.3%
Integrated Device Technology, Inc.*	6,800	179,180
MaxLinear, Inc.*	12,000	176,760
		355,940
SPECIALTY CHEMICALS – 1.3%
Stepan Co.	2,800	139,132

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2015

	SHARES	VALUE
SPECIALTY MACHINERY – 1.4%
Albany International Corp.	4,300	$157,165
SPECIALTY RETAIL – 4.7%
Burlington Stores, Inc.*	2,600	111,540
Caleres, Inc.	3,100	83,142
Express, Inc.*	9,700	167,616
Lithia Motors, Inc.	1,400	149,338
		511,636
TEXTILES – APPAREL & SHOES – 1.4%
G-III Apparel Group, Ltd.*	1,800	79,668
Oxford Industries, Inc.	1,100	70,202
		149,870
Total Equities
(Cost: $9,580,203)		$10,367,805
Total Investments – 96.0%
(Cost: $9,580,203)		$10,367,805
Other Assets Less Liabilities – 4.0%		429,464
Net Assets – 100%		$10,797,269

Cost of Investments is $9,610,989 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,241,217
Gross unrealized depreciation	(484,401)
Net unrealized appreciation	$756,816

* Non-income producing security during the year ended December 31, 2015

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUNDa

Schedule of Investments December 31, 2015

	SHARES	VALUE
Equities – 96.8%
AIR FREIGHT & LOGISTICS – 1.0%
Kerry Logistics Network Ltd.*	750,000	$1,090,941
AUTO COMPONENTS – 3.1%
Fuyao Glass Industry Group Co. Ltd.*	750,000	1,801,283
Nexteer Automotive Group Ltd.*	1,528,900	1,691,948
		3,493,231
AUTOMOBILES – 1.7%
Brilliance China Automotive Hldgs. Ltd.*	600,000	750,447
Great Wall Motor Co. Ltd.	1,000,000	1,155,018
		1,905,465
BIOTECHNOLOGY – 7.6%
3SBio, Inc.*	1,500,000	2,092,521
China Biologic Products, Inc.*	46,000	6,553,160
		8,645,681
CHEMICALS – 2.0%
Bloomage BioTechnology Corp. Ltd.*	900,000	2,225,456
COMMERCIAL SERVICE & SUPPLY – 3.9%
China Everbright International Ltd.	1,700,000	2,173,735
Dynagreen Environmental Protection Group Co. Ltd.*	3,000,000	1,953,188
Sound Global Ltd.*	5,000,000	322,576
		4,449,499
COMMUNICATIONS EQUIPMENT – 1.2%
Yangtze Optical Fibre and Cable Joint Stock Ltd.	1,100,000	1,328,371
DIVERSIFIED CONSUMER SERVICES – 1.8%
TAL Education Group ADS*	40,000	1,858,800
Tarena International, Inc. ADS*	15,000	156,600
		2,015,400
ELECTRICAL EQUIPMENT – 6.7%
Boer Power Hldgs. Ltd.	1,600,000	2,874,492
Wasion Group Hldgs. Ltd.	1,600,000	1,655,659
Xinjiang Goldwind Science & Technology Co. Ltd.	1,000,000	1,906,543
Zhuzhuo CSR Times Electric Co. Ltd.	200,000	1,153,304
		7,589,998
ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.3%
FIH Mobile Ltd.	800,000	304,461
FOOD & STAPLES RETAILING – 1.1%
Wumart Stores, Inc.*	1,557,000	1,245,584

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUNDa (continued)

Schedule of Investments December 31, 2015

	SHARES	VALUE
HEALTHCARE PROVIDERS & SERVICES – 7.8%
Harmonicare Medical Hldgs. Ltd.*	3,000,000	$2,666,675
iKang Healthcare Group, Inc. ADS*	300,000	6,132,000
		8,798,675
HOTELS, RESTAURANTS & LEISURE – 0.4%
Homeinns Hotel Group ADS*	15,000	512,400
HOUSEHOLD DURABLES – 0.9%
Skyworth Digital Hldgs. Ltd.	1,500,000	973,091
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.4%
Canvest Environmental Protection Group Co. Ltd.*	597,000	258,478
Huadian Power International Corp. Ltd.	2,000,000	1,294,151
		1,552,629
INSURANCE – 0.5%
China Taiping Insurance Hldgs. Co. Ltd.*	200,000	613,899
INTERNET & CATALOG RETAIL – 4.5%
Ctrip.com International Ltd. ADS*	50,000	2,316,500
JD.com, Inc. ADS*	88,000	2,839,320
		5,155,820
INTERNET SOFTWARE & SERVICES – 19.7%
21Vianet Group, Inc. ADS*	40,000	845,600
Alibaba Group Hldg. Ltd. ADS*	15,000	1,219,050
Baidu, Inc. ADS*	9,000	1,701,360
NetEase.com, Inc. ADS	50,000	9,062,000
Qihoo 360 Technology Co. Ltd. ADS*	50,000	3,640,500
Tencent Hldgs. Ltd.	300,000	5,873,959
		22,342,469
MACHINERY – 0.5%
TK Group Hldgs. Ltd.	2,000,000	565,154
MEDIA – 1.7%
Bona Film Group Ltd. ADS*	150,000	1,984,500
METALS & MINING – 2.7%
Fosun International Ltd.	2,000,000	3,107,753
PAPER & FOREST PRODUCTS – 0.0%
China Forestry Hldgs. Ltd.*	5,760,000	—
REAL ESTATE – 2.0%
SouFun Hldgs. Ltd. ADS*	300,000	2,217,000

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUNDa (continued)

Schedule of Investments December 31, 2015

	SHARES	VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT – 8.9%
China Overseas Land & Investment Ltd.	1,150,000	$4,003,536
China Resources Land Ltd.	1,500,444	4,341,803
Dalian Wanda Commercial Properties Co. Ltd.	300,000	1,741,189
		10,086,528
ROAD & RAIL – 3.5%
CAR, Inc.*	2,400,000	3,954,808
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT – 2.1%
Xinyi Solar Hldgs. Ltd.	6,000,000	2,432,485
SOFTWARE – 0.9%
Kingdee International Software Group Co. Ltd.*	2,200,000	1,000,320
TEXTILES, APPAREL & LUXURY GOODS – 5.4%
361 Degrees International Ltd.*	2,000,000	749,255
Shenzhou International Group Hldgs. Ltd.*	950,000	5,444,202
		6,193,457
UTILITIES – WATER – 3.5%
CT Environmental Group Ltd.	12,000,000	3,911,950
Total Equities
(Cost: $94,781,327)		$109,697,025
Total Investments – 96.8%
(Cost: $94,781,327)		$109,697,025
Other Assets Less Liabilities – 3.2%		3,589,547
Net Assets – 100.0%		$113,286,572

Cost of Investments is $95,254,795 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$24,510,006
Gross unrealized depreciation	(10,067,776)
Net unrealized appreciation	$14,442,230

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the year ended December 31, 2015

ADS — American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)

China (Includes the People’s Republic of China and Hong Kong)	96.8%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments December 31, 2015

	SHARES	VALUE
Equities – 92.4%
AUSTRALIA – 2.9%
Domino’s Pizza Enterprises Ltd.	230,000	$9,679,006
Orora Ltd.	955,384	1,566,432
Qantas Airways Ltd.	3,486,060	10,389,846
		21,635,284
CANADA – 6.7%
CCL Industries, Inc.	85,740	13,902,930
Colliers International Group, Inc.	107,200	4,782,436
Cott Corp.	413,374	4,542,980
Dollarama, Inc.	125,800	7,267,798
FirstService Corp.	118,678	4,794,464
Keyera Corp.	215,800	6,278,896
Parex Resources, Inc.*	1,067,847	7,840,808
		49,410,312
DENMARK – 6.8%
Chr Hansen Hldg. A/Sa	164,200	10,270,776
Genmab A/Sa*	84,411	11,223,627
H Lundbeck A/Sa*	147,600	5,039,846
Pandora A/Sa	86,400	10,893,646
Royal Unibrew A/Sa	137,460	5,586,594
SimCorp A/Sa*	83,323	4,698,202
Sydbank A/Sa	84,950	2,727,741
		50,440,432
FINLAND – 1.2%
Huhtamaki OYJ[a]	242,638	8,804,474
FRANCE – 4.6%
Cellectis SA*	110,800	3,361,808
Ipsen SA*	78,700	5,217,018
Nexity SA*	137,318	6,089,177
SEB SA	93,002	9,560,953
Teleperformance SA	112,800	9,500,109
		33,729,065
GERMANY – 6.6%
Aurelius AGa	53,623	2,783,373
Deutsche Wohnen AGa*	335,300	9,271,398
Grand City Properties SAa*	169,600	3,920,115
KION Group AGa	204,245	10,127,773
Rheinmetall AGa*	117,495	7,809,906
Sixt SEa	37,161	1,890,502
SMA Solar Technology AGa*	128,976	7,132,392
Stroeer Media SEa	99,281	6,233,276
		49,168,735

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2015

	SHARES	VALUE
IRELAND – 1.0%
ICON PLC*	96,232	$7,477,226
ITALY – 1.3%
Brembo SpA[a]	194,311	9,387,447
JAPAN – 32.8%
Adastria Co. Ltd.[a]	98,200	5,495,075
Alps Electric Co. Ltd.[a]	68,300	1,852,161
Asahi Intecc Co. Ltd.[a]	133,200	6,121,072
Daifuku Co. Ltd.[a]	549,000	9,348,947
Ezaki Glico Co. Ltd.[a]*	145,300	7,849,662
GMO Internet, Inc.[a]	619,000	8,147,414
Iida Group Hldgs. Co. Ltd.[a]	277,300	5,139,480
Istyle, Inc.[a]*	181,100	3,199,595
Kajima Corp.[a]	724,000	4,308,848
Kusuri No Aoki Co. Ltd.[a]	110,600	5,398,477
Kyowa Hakko Kirin Co. Ltd.[a]	311,000	4,893,479
Megmilk Snow Brand Co. Ltd.[a]*	484,600	12,461,267
MISUMI Group, Inc.[a]	386,400	5,337,596
Mitsui Chemicals, Inc.[a]	1,989,000	8,821,231
Morinaga & Co. Ltd.[a]*	1,901,000	10,000,427
Nexon Co. Ltd.[a]	830,200	13,505,474
Nihon Chouzai Co. Ltd.[a]	160,700	6,353,386
NS Solutions Corp.[a]*	318,700	7,261,814
Obayashi Corp.[a]*	422,000	3,893,880
Open House Co. Ltd.[a]	247,800	4,758,551
Santen Pharmaceutical Co. Ltd.[a]	437,000	7,194,514
SCSK Corp.[a]	253,100	10,169,283
Shimadzu Corp.[a]	599,800	10,040,605
Shimamura Co. Ltd.[a]*	69,400	8,127,374
Taiyo Yuden Co. Ltd.[a]*	127,400	1,761,909
Takeuchi Manufacturing Co. Ltd.[a]	346,900	7,058,149
TechnoPro Hldgs., Inc.[a]	320,500	9,353,824
Temp Hldgs. Co. Ltd.[a]	631,800	9,793,308
Toda Corp.[a]*	943,000	5,027,782
Toho Hldgs. Co. Ltd.[a]*	153,600	3,733,658
Toyota Boshoku Corp.[a]*	409,600	8,244,187
Trend Micro, Inc.[a]	228,100	9,255,644
Tsuruha Hldgs., Inc.[a]	71,300	6,177,858
Ulvac, Inc.[a]*	303,500	8,589,863
W-Scope Corp.[a]	114,100	4,228,288
		242,904,082
NETHERLANDS – 0.7%
Corbion NV	205,800	4,990,684

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2015

	SHARES	VALUE
NEW ZEALAND – 0.3%
a2 Milk Co. Ltd.*	1,893,300	$2,408,548
SWEDEN – 5.0%
Evolution Gaming Group ABa*	315,504	11,409,161
Hexpol ABa	352,640	3,781,066
Mycronic ABa	283,463	2,743,179
Swedish Orphan Biovitrum ABa*	814,753	12,923,499
Unibet Group PLC[a]	59,200	6,036,309
		36,893,214
SWITZERLAND – 4.1%
Galenica AGa*	3,606	5,641,767
Swiss Life Hldg. AGa*	31,100	8,376,780
Temenos Group AGa*	179,300	9,260,587
U-Blox AGa	32,712	6,962,395
		30,241,529
UNITED KINGDOM – 18.4%
Admiral Group PLC	572,800	14,009,659
Auto Trader Group PLC*	1,536,500	10,057,585
Beazley PLC	1,082,100	6,232,883
Berkeley Group Hldgs. PLC	228,600	12,429,261
Betfair Group PLC	225,700	12,977,001
DCC PLC	115,400	9,629,427
Dominos Pizza Group PLC	361,000	5,598,880
Greene King PLC	343,000	4,702,786
Greggs PLC	267,300	5,178,125
Howden Joinery Group PLC	1,115,400	8,657,793
Inmarsat PLC*	589,834	9,887,089
JD Sports Fashion PLC	442,564	6,792,114
Micro Focus International PLC	521,600	12,265,251
Redrow PLC	474,014	3,285,183
Regus PLC	269,693	1,324,808
Rightmove PLC	169,800	10,326,183
Sophos Group PLC	671,978	2,595,581
		135,949,609
Total Equities
(Cost: $603,077,030)		$683,440,641

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2015

	FACE AMOUNT	VALUE
Commercial Paper – 3.4%
Prudential Financial 0.5% due 01/08/2015	25,000,000	$25,000,000
Total Commercial Paper
(Cost: $25,000,000)		$25,000,000
Total Investments – 95.8%
(Cost: $628,077,030)		$708,440,641
Other Assets Less Liabilities – 4.2%		30,701,854
Net Assets – 100%		$739,142,495

Cost of investments is $634,488,196 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$87,754,934
Gross unrealized depreciation	(13,802,489)
Net unrealized appreciation	$73,952,445

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the year ended December 31, 2015

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	23.3%
Consumer Staples	9.6%
Energy	1.9%
Financials	9.1%
Health Care	9.8%
Industrials	14.2%
Information Technology	16.2%
Materials	7.0%
Telecommunication Services	1.3%

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUNDa

Schedule of Investments December 31, 2015

	SHARES	VALUE
Equities – 90.6%
AUSTRALIA – 12.2%
a2 Milk Co. Ltd.*	50,000	$61,798
Bellamy’s Australia Ltd.*	10,000	98,833
Elders Ltd.*	15,000	50,630
Estia Health Ltd.	19,602	103,511
Greencross Ltd.	939	4,559
iSentia Group Ltd.	10,000	35,078
Paragon Care Ltd.*	52,222	25,877
Qantas Airways Ltd.*	15,000	44,461
Ramsay Health Care Ltd.*	1,000	49,172
SurfStitch Group Ltd.*	50,000	68,986
Vitaco Hldgs. Ltd.*	15,000	28,760
		571,665
CHINA – 27.6%
21Vianet Group, Inc.*	3,000	63,420
Baidu.com, Inc. ADS*	150	28,356
Bona Film Group Ltd.*	8,000	105,840
China Overseas Land & Investment Ltd.	30,000	104,440
China Resources Land Ltd.	36,000	104,172
CT Environmental Group Ltd.	200,000	65,199
Great Wall Motor Co. Ltd.	50,000	57,751
Homeinns Hotel Group*	800	27,328
iKang Healthcare Group, Inc.*	3,000	61,320
JD.com, Inc.*	700	22,585
NetEase, Inc.	350	63,434
Nexteer Automotive Group Ltd.*	28,100	31,097
Qihoo 360 Technology Co. Ltd.*	300	21,843
Shenzhou International Group Hldgs. Ltd.*	22,000	126,076
Skyworth Digital Hldgs. Ltd.	50,000	32,436
SouFun Hldgs. Ltd. ADS*	16,500	121,935
Sound Global Ltd.*	100,000	6,451
Tencent Hldgs. Ltd.	1,500	29,370
Wumart Stores, Inc.*	155,000	123,998
Xinjiang Goldwind Science & Technology Co. Ltd.	50,000	95,327
		1,292,378
INDIA – 12.9%
Aurobindo Pharma Ltd.	18,000	237,412
Axis Bank Ltd.	8,000	53,962
Bajaj Finserv Ltd.*	1,000	29,987
Fortis Healthcare Ltd.*	15,000	40,659
Glenmark Pharmaceuticals Ltd.	6,000	83,301
IRB Infrastructure Developers Ltd.	20,000	73,395
Lupin Ltd.*	1,500	41,502
Suzlon Energy Ltd.*	150,000	46,811
		607,029

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUNDa (continued)

Schedule of Investments December 31, 2015

	SHARES	VALUE
INDONESIA – 4.0%
Ciputra Development Tbk PT*	550,000	$57,654
Jasa Marga Persero Tbk PT	150,000	56,430
Pakuwon Jati Tbk PT*	1,000,000	35,583
Summarecon Agung Tbk PT*	300,000	35,406
		185,073
JAPAN – 15.8%
Asahi Intecc Co. Ltd.	2,500	114,885
CYBERDYNE, Inc.*	3,500	58,969
Daifuku Co. Ltd.	2,000	34,058
Ichigo Group Hldgs. Co. Ltd.*	8,000	24,903
Kose Corp.	1,000	92,461
Megmilk Snow Brand Co. Ltd.*	1,300	33,429
MEIJI Hldgs. Co. Ltd.	600	49,560
Morinaga & Co. Ltd.*	10,000	52,606
Nexon Co. Ltd.	3,000	48,803
Rohto Pharmaceutical Co. Ltd.*	2,000	39,901
Sundrug Co. Ltd.*	1,000	64,297
Takeuchi Manufacturing Co. Ltd.*	3,000	61,039
Temp Hldgs. Co. Ltd.	3,000	46,502
W-Scope Corp.*	500	18,529
		739,942
MALAYSIA – 0.5%
Top Glove Corp. Bhd*	8,000	25,282
SINGAPORE – 0.5%
Q & M Dental Group Singapore Ltd.	50,000	24,617
SOUTH KOREA – 16.0%
CJ CGV Co. Ltd.	500	53,139
CJ E&M Corp.*	1,000	68,259
Cosmax, Inc.	800	124,139
Cuckoo Electronics Co. Ltd.	300	58,241
Hanmi Pharm Co. Ltd.*	102	62,479
InBody Co. Ltd.	1,200	58,627
Korea Kolmar Co. Ltd.	500	40,100
LG Life Sciences Ltd.*	1,000	50,963
Mando Corp.	300	42,042
Medy-Tox, Inc.	200	86,424
Osstem Implant Co. Ltd.*	1,000	68,487
Viatron Technologies, Inc.*	2,000	37,550
		750,450

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUNDa (continued)

Schedule of Investments December 31, 2015

	SHARES	VALUE
THAILAND – 1.1%
Srisawad Power 1979 PCL	40,800	$53,733
Total Equities
(Cost: $3,806,330)		$4,250,169
Total Investments – 90.6%
(Cost: $3,806,330)		$4,250,169
Other Assets Less Liabilities – 9.4%		440,196
Net Assets – 100%		$4,690,365

Cost of Investments is $3,810,977 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$613,791
Gross unrealized depreciation	(174,599)
Net unrealized appreciation	$439,192

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the year ended December 31, 2015

ADS — American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	14.8%
Consumer Staples	17.4%
Financials	13.3%
Health Care	26.4%
Industrials	9.9%
Information Technology	7.0%
Materials	0.4%
Utilities	1.4%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities December 31, 2015

	MICRO-CAP FUND	EMERGING GROWTH FUND	SMALL-CAP OPPORTUNITIES FUND
ASSETS
Investment securities at value(a)	$47,200,770	$56,591,070	$10,367,805
Cash	6,145,723	—	444,420
Receivable from fund shares sold	205,424	34,211	1,913
Receivable from securities sold	92,800	1,269,275	—
Dividends and interest receivable	8,295	45,771	4,541
Prepaid expenses	16,462	13,639	10,496
Total Assets	53,669,474	57,953,966	10,829,175
LIABILITIES
Payable to custodian bank	—	988,647	—
Payable for fund shares redeemed	40,044	22,851	—
Payable for securities purchased	2,879,828	—	—
Payable to advisor (see note 2)	40,915	41,558	12,420
Payable to distributor	10,229	12,323	2,410
Accrued expenses	19,806	40,585	17,076
Total Liabilities	2,990,822	1,105,964	31,906
NET ASSETS	$50,678,652	$56,848,002	$10,797,269
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	2,867,187	2,293,739	800,856
Net asset value, offering price and redemption price	$17.68	$24.78	$13.48
ANALYSIS OF NET ASSETS
Capital	$47,879,885	$52,511,317	$9,854,222
Accumulated net investment loss	(407,739)	(600,135)	(195,562)
Accumulated net realized gains (losses) on investments	(92,927)	402,081	351,007
Net unrealized appreciation of investments	3,299,433	4,534,739	787,602
Net Assets	$50,678,652	$56,848,002	$10,797,269
(a) Investment securities at cost	$43,901,338	$52,055,884	$9,580,203

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities December 31, 2015 (continued)

	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND	ASIA OPPORTUNITIES FUND
ASSETS
Investment securities at value(a)	$109,697,025	$708,440,641	$4,250,169
Cash	5,921,439	41,365,629	445,874
Receivable from fund shares sold	15,580	4,459,347	—
Receivable from securities sold	640,810	1,668,743	58,399
Other Assets	—	—	3,774
Dividends and interest receivable	24,774	1,332,699	—
Prepaid expenses	20,894	70,215	13,794
Total Assets	116,320,522	757,337,274	4,772,010
LIABILITIES
Payable for fund shares redeemed	2,462,837	361,388	—
Payable for securities purchased	325,964	16,778,654	61,922
Payable to advisor (see note 2)	124,414	602,876	—
Payable to distributor	24,883	150,866	975
Accrued expenses	95,852	300,995	18,748
Total Liabilities	3,033,950	18,194,779	81,645
NET ASSETS	$113,286,572	$739,142,495	$4,690,365
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	9,320,259	34,646,412	497,248
Net asset value, offering price and redemption price	$12.15	$21.33	$9.43
ANALYSIS OF NET ASSETS
Capital	$97,370,020	$679,362,107	$5,685,369
Accumulated net investment loss	(865,650)	(2,564,724)	(76,978)
Accumulated net realized gains (losses) on investments and foreign currency transactions	1,866,504	(17,999,039)	(1,358,687)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	14,915,698	80,344,151	440,661
Net Assets	$113,286,572	$739,142,495	$4,690,365
(a) Investment securities at cost	$94,781,327	$628,077,030	$3,806,330

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Year Ended December 31, 2015

	MICRO-CAP FUND	EMERGING GROWTH FUND	SMALL-CAP OPPORTUNITIES FUND
INVESTMENT INCOME
Dividends[a]	$111,953	$329,967	$31,881
Total Income	111,953	329,967	31,881
EXPENSES
Investment advisory fees (see note 2)	181,641	261,255	45,489
Management fees (see note 2)	121,094	236,255	45,489
Distribution fees and shareholder services (see note 2)	75,684	147,659	28,430
Transfer agent fees and expenses	44,126	89,799	30,015
Custodian fees and expenses	51,918	94,432	50,279
Federal and state registration fees	26,368	22,747	19,825
Other	19,703	40,994	8,265
Total expenses before reimbursed expenses	520,534	893,141	227,792
Earnings credit (see note 5)	(842)	(685)	(203)
Expense reimbursement (see note 2)	—	—	(146)
Total Expenses	519,692	892,456	227,443
NET INVESTMENT LOSS	(407,739)	(562,489)	(195,562)
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	1,175,847	7,451,759	1,027,040
Net realized losses on foreign currency transactions	—	(42,042)	—
Net realized gains on investment and foreign currency transactions	1,175,847	7,409,717	1,027,040
Change in net unrealized appreciation/depreciation on investments	215,237	(3,610,685)	(634,467)
Net realized/unrealized gains on investments and foreign currencies	1,391,084	3,799,032	392,573
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$983,345	$3,236,543	$197,011

a Dividends are net of foreign withholding tax of $1,709, $23,976 and $116 for the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Year Ended December 31, 2015 (continued)

	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND	ASIA OPPORTUNITIES FUND
INVESTMENT INCOME
Interest	$1,355	$81,027	$—
Dividends[a]	1,915,899	9,110,053	50,666
Total Income	1,917,254	9,191,080	50,666
EXPENSES
Investment advisory fees (see note 2)	1,785,716	6,956,791	63,219
Distribution fees and shareholder services (see note 2)	357,143	1,391,359	12,644
Transfer agent fees and expenses	231,603	905,256	23,634
Custodian fees and expenses	272,344	629,977	131,967
Federal and state registration fees	28,754	75,801	21,501
Other	109,879	356,398	4,643
Total expenses before reimbursed expenses	2,785,439	10,315,582	257,608
Earnings credit (see note 5)	(3,219)	(8,356)	(208)
Expense reimbursement (see note 2)	—	(1,402,533)	(131,467)
Total Expenses	2,782,220	8,904,693	125,933
NET INVESTMENT INCOME (LOSS)	(864,966)	286,387	(75,267)
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	17,180,207	10,804,479	223,557
Net realized (losses) on foreign currency transactions	(766)	(231,316)	(8,629)
Net realized gains on investments and foreign currency transactions	17,179,441	10,573,163	214,928
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(18,609,486)	57,909,173	(226,819)
Net realized/unrealized gains (losses) on investments and foreign currencies	(1,430,045)	68,482,336	(11,891)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,295,011)	$68,768,723	$(87,158)

a Dividends are net of foreign withholding tax of $59,530, $1,137,353, and $2,969 for the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	MICRO-CAP FUND
	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM OPERATIONS
Net investment loss	$(407,739)	$(650,913)
Net realized gains on investment transactions	1,175,847	3,887,833
Change in net unrealized appreciation/depreciation on investments	215,237	(9,447,693)
Net increase (decrease) in net assets resulting from operations	983,345	(6,210,773)
FROM DISTRIBUTIONS
Distributions from net realized gains on investments	(1,484,884)	(2,209,025)
Net decrease in net assets from distributions	(1,484,884)	(2,209,025)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	26,522,414	51,610,740
Proceeds from reinvestment of distributions	1,371,936	1,969,684
Redemption of shares	(5,965,089)	(51,834,698)
Net increase from capital share transactions	21,929,261	1,745,726
Total increase (decrease) in net assets	21,427,722	(6,674,072)
NET ASSETS
Beginning of year	29,250,930	35,925,002
End of year	$50,678,652	$29,250,930
ACCUMULATED NET INVESTMENT LOSS	$(407,739)	$(650,914)
TRANSACTIONS IN SHARES
Shares sold	1,426,253	2,513,323
Shares issued in reinvestment of distributions	76,092	115,728
Less shares redeemed	(343,564)	(2,712,457)
Net increase from capital share transactions	1,158,781	83,406

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	EMERGING GROWTH FUND
	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM OPERATIONS
Net investment loss	$(562,489)	$(817,928)
Net realized gains on investment and foreign currency transactions	7,409,717	9,222,155
Change in net unrealized appreciation/depreciation on investments	(3,610,685)	(15,535,065)
Net increase (decrease) in net assets resulting from operations	3,236,543	(7,130,838)
FROM DISTRIBUTIONS
Distributions from net realized gains on investments	(7,226,175)	(4,193,781)
Net decrease in net assets from distributions	(7,226,175)	(4,193,781)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	27,528,016	17,879,656
Proceeds from reinvestment of distributions	6,646,366	3,835,265
Redemption of shares	(21,312,251)	(32,907,444)
Net increase (decrease) from capital share transactions	12,862,131	(11,192,523)
Total increase (decrease) in net assets	8,872,499	(22,517,142)
NET ASSETS
Beginning of year	47,975,503	70,492,645
End of year	$56,848,002	$47,975,503
ACCUMULATED NET INVESTMENT LOSS	$(600,135)	$(817,929)
TRANSACTIONS IN SHARES
Shares sold	926,867	585,805
Shares issued in reinvestment of distributions	265,748	148,366
Less shares redeemed	(763,960)	(1,155,141)
Net increase (decrease) from capital share transactions	428,655	(420,970)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	SMALL-CAP OPPORTUNITIES FUND
	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM OPERATIONS
Net investment loss	$(195,562)	$(144,172)
Net realized gains on investment transactions	1,027,040	793,629
Change in net unrealized appreciation/depreciation on investments	(634,467)	(1,158,390)
Net increase (decrease) in net assets resulting from operations	197,011	(508,933)
FROM DISTRIBUTIONS
Distributions from net realized gains on investments	(1,169,659)	(954,247)
Net decrease in net assets from distributions	(1,169,659)	(954,247)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	5,836,471	641,364
Proceeds from reinvestment of distributions	1,000,204	799,938
Redemption of shares	(3,345,337)	(1,091,337)
Net increase from capital share transactions	3,491,338	349,965
Total increase (decrease) in net assets	2,518,690	(1,113,215)
NET ASSETS
Beginning of year	8,278,579	9,391,794
End of year	$10,797,269	$8,278,579
ACCUMULATED NET INVESTMENT LOSS	$(195,562)	$(144,172)
TRANSACTIONS IN SHARES
Shares sold	362,199	38,754
Shares issued in reinvestment of distributions	72,531	55,590
Less shares redeemed	(212,186)	(67,234)
Net increase from capital share transactions	222,544	27,110

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	CHINA OPPORTUNITIES FUND
	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM OPERATIONS
Net investment loss	$(864,966)	$(1,838,121)
Net realized gains on investments and foreign currency transactions	17,179,441	12,079,737
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(18,609,486)	(24,456,727)
Net decrease in net assets resulting from operations	(2,295,011)	(14,215,111)
FROM DISTRIBUTIONS
Distributions from net investment income	—	(1,093,486)
Distributions from net realized gains on investments	(11,677,091)	(20,400,851)
Net decrease in net assets from distributions	(11,677,091)	(21,494,337)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	18,023,686	78,641,691
Proceeds from reinvestment of distributions	10,736,968	19,350,745
Redemption of shares	(68,115,920)	(94,878,429)
Net increase (decrease) from capital share transactions	(39,355,266)	3,114,007
Total decrease in net assets	(53,327,368)	(32,595,441)
NET ASSETS
Beginning of year	166,613,940	199,209,381
End of year	$113,286,572	$166,613,940
ACCUMULATED NET INVESTMENT LOSS	$(864,966)	$(2,141,804)
TRANSACTIONS IN SHARES
Shares sold	1,208,747	4,614,117
Shares issued in reinvestment of distributions	879,359	1,409,377
Less shares redeemed	(4,853,991)	(5,776,234)
Net increase (decrease) from capital share transactions	(2,765,885)	247,260

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	INTERNATIONAL OPPORTUNITIES FUND
	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM OPERATIONS
Net investment income (loss)	$286,387	$(1,281,980)
Net realized gains (losses) on investments and foreign currency transactions	10,573,163	(26,765,086)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	57,909,173	1,670,725
Net increase (decrease) in net assets resulting from operations	68,768,723	(26,376,341)
FROM DISTRIBUTIONS
Distributions from net investment income	(1,400,220)	—
Net decrease in net assets from distributions	(1,400,220)	—
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	418,081,174	520,300,208
Proceeds from reinvestment of distributions	1,228,531	—
Redemption of shares	(156,210,302)	(251,736,065)
Net increase from capital share transactions	263,099,403	268,564,143
Total increase in net assets	330,467,906	242,187,802
NET ASSETS
Beginning of year	408,674,589	166,486,787
End of year	$739,142,495	$408,674,589
ACCUMULATED NET INVESTMENT INCOME (LOSS)	$286,387	$(1,569,719)
TRANSACTIONS IN SHARES
Shares sold	20,359,500	26,383,911
Shares issued in reinvestment of distributions	57,274	—
Less shares redeemed	(7,787,453)	(12,925,437)
Net increase from capital share transactions	12,629,321	13,458,474

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	ASIA OPPORTUNITIES FUND
	Year Ended December 31, 2015	Year Ended December 31, 2014
FROM OPERATIONS
Net investment loss	$(75,267)	$(109,217)
Net realized gains on investments and foreign currency transactions	214,928	339,691
Change in net unrealized appreciation/depreciation of investments and foreign currencies	(226,819)	(441,112)
Net decrease in net assets resulting from operations	(87,158)	(210,638)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	118,655	995,817
Redemption of shares	(689,751)	(1,463,099)
Net decrease from capital share transactions	(571,096)	(467,282)
Total decrease in net assets	(658,254)	(677,920)
NET ASSETS
Beginning of year	5,348,619	6,026,539
End of year	$4,690,365	$5,348,619
ACCUMULATED NET INVESTMENT LOSS	$(87,158)	$(122,382)
TRANSACTIONS IN SHARES
Shares sold	12,129	96,590
Less shares redeemed	(69,655)	(148,826)
Net decrease from capital share transactions	(57,526)	(52,236)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2015

1. Significant Accounting Policies

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of seven Funds: the Oberweis Micro-Cap Fund, the Oberweis Emerging Growth Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund (collectively, “the Funds”) are each a series of the Trust.

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Emerging Growth Fund, the Oberweis China Opportunities Fund, the Oberweis International Fund, and the Oberweis Asia Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2015 (continued)

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2015:

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND
Level 1 – Equities	$47,200,770	$10,367,805
Total Level 1	47,200,770	10,367,805
Level 2	—	—
Level 3	—	—
Total Investments	$47,200,770	$10,367,805

	EMERGING GROWTH FUND	CHINA OPPORTUNITIES FUND
Level 1 – Equities
Total Asia	$6,531,211	$42,284,375
Total Australia	1,197,865	—
Total Europe	5,373,314	—
Total North America	27,747,809	—
Total Level 1	40,850,199	42,284,375
Level 2 – Equities
Total Asia	5,703,289	67,090,074
Total Australia	—	—
Total Europe	10,037,582	—
Total Commercial Paper	—	—
Total Level 2	15,740,871	67,090,074
Level 3	—	322,576
Total Investments	$56,591,070	$109,697,025

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2015 (continued)

	INTERNATIONAL OPPORTUNITIES FUND	ASIA OPPORTUNITIES FUND
Level 1 – Equities
Total Asia	$—	$640,058
Total Australia	24,043,832	25,877
Total Europe	182,146,584	—
Total North America	49,410,312	—
Total Level 1	255,600,728	665,935
Level 2 – Equities
Total Asia	242,904,081	3,031,995
Total Australia	—	545,788
Total Europe	184,935,832	—
Total Commercial Paper	25,000,000	—
Total Level 2	452,839,913	3,577,783
Level 3	—	6,451
Total Investments	$708,440,641	$4,250,169

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year end.

Significant Transfers between Levels 1 and 2 included securities valued at $15,740,871, $41,019,778, $125,038,815 and $550,669 at December 31, 2015 respectively for the Emerging Growth Fund, China Opportunities Fund, International Opportunities Fund, and the Asia Opportunities Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2015 but not at December 31, 2014.

The equity security categorized as Level 3 in the fair value hierarchy has limited observable inputs and was fair valued by the pricing committee at December 31, 2015 in accordance with the Fund’s approved pricing methodologies. The fair value was derived by applying a discount of 93% to the last traded price. There were no Level 3 investments at December 31, 2014 .

Foreign Currency Transactions.  The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets,

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2015 (continued)

confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.   It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2015. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

For the year ended December 31, 2015, permanent book and tax differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (“PFIC”) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$1,484,884	$1,484,884
Emerging Growth Fund	$—	$7,226,175	$7,226,175
Small-Cap Opportunities Fund	$—	$1,169,659	$1,169,659
China Opportunities Fund	$—	$11,677,091	$11,677,091
International Opportunities Fund	$1,400,220	$—	$1,400,220

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2015 (continued)

No distributions were required for the Asia Opportunities Fund. The China Opportunities Fund includes $1,603,039 of earnings and profit distributed, equalization, to shareholders on redemptions of shares which the Fund designates as additional long-term capital distribution.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$2,209,025	$2,209,025
Emerging Growth Fund	$—	$4,193,781	$4,193,781
Small-Cap Opportunities Fund	$—	$954,247	$954,247
China Opportunities Fund	$1,093,486	$20,400,851	$21,494,337

No distributions were required for the International Opportunities Fund or the Asia Opportunities Fund.

As of December 31, 2015, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Expires 2017 (Pre-Enactment)		Not subject to Expiration (Post-Enactment)
	Short-Term	Long-Term	Short-Term	Long-Term
Micro-Cap Fund	$—	$—	$—	$—
Emerging Growth Fund	$—	$—	$—	$—
Small-Cap Opportunities Fund	$—	$—	$—	$—
China Opportunities Fund	$—	$—	$—	$—
International Opportunities Fund	$—	$—	$10,607,982	$—
Asia Opportunities Fund	$1,312,097	$—	$—	$—

The International Opportunities Fund and Asia Opportunities Fund utilized $446,189 and $200,214, respectively, of its capital loss carryforwards during the year ended December 31, 2015.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2015 (continued)

Post-October capital losses and late-year ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2015, the following Funds deferred to January 1, 2016 post-October capital losses and Qualified late-year losses:

	Post-October Capital Losses	Late-year Ordinary Losses
Micro-Cap Fund	$—	$—
Emerging Growth Fund	$—	$—
Small-Cap Opportunities Fund	$—	$—
China Opportunities Fund	$—	$—
International Opportunities Fund	$3,494,369	$64,174
Asia Opportunities Fund	$41,762	$1,706

As of December 31, 2015 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income (Deficit)	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation on Investments	Unrealized Appreciation Foreign Currency Translations
Micro-Cap Fund	$—	$30,182	$—	$3,188,933	$—
Emerging Growth Fund	$—	$490,673	$—	$4,419,755	$(447)
Small-Cap Opportunities Fund	$—	$381,793	$—	$756,816	$—
China Opportunities Fund	$—	$737,014	$—	$14,442,230	$—
International Opportunities Fund	$—	$—	$(14,166,525)	$73,952,445	$(5,532)
Asia Opportunities Fund	$—	$—	$(1,355,565)	$439,192	$(3,203)

Accumulated capital and other losses consists of capital loss carryovers and qualified late-year losses. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on PFICs.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and as of December 31, 2015, open federal tax years included the tax years ended 2012 though 2015. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2015 (continued)

be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the year ended December 31, 2015, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, incurred investment advisory fees totaling $181,641, $261,255, and $45,489, respectively. For the year ended December 31, 2015, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred investment advisory and management fees totaling $1,785,716, $6,956,791 and $63,219, respectively.

Management agreement.  For management services and facilities furnished, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2015, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund incurred management fees totaling $121,094, $236,255, and $45,489, respectively.

Expense reimbursement.  OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Small-Cap Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund, and the Asia Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. OAM is also contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.60% expressed as a percentage of the Funds’ average daily net assets. For the year ended December 31, 2015 OAM reimbursed the Small-Cap Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund in the amount of $146, $1,402,533 and $131,467, respectively.

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2015 (continued)

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the year ended December 31, 2015, the Trust made no direct payments to its officers and paid $89,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.  The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the year ended December 31, 2015, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred distribution fees totaling $75,684, $147,659, $28,430, $357,143, $1,391,359, and $12,644, respectively.

Affiliated Commissions.  For the year ended December 31, 2015, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2015, other than options written and money market investments, aggregated $55,906,487 and $39,376,677, respectively, for the Micro-Cap Fund, $120,491,199 and $115,397,735, respectively, for the Emerging Growth Fund, $16,205,616 and $14,492,456, respectively, for the Small-Cap Opportunities Fund, $110,653,875 and $164,506,622, respectively, for the China Opportunities Fund, $1,326,354,577 and $1,109,941,646, respectively, for the International Opportunities Fund and $8,882,059 and $9,636,679, respectively, for the Asia Opportunities Fund. The Funds did not hold government securities during the year ended December 31, 2015.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the year ended December 31, 2015.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, the Emerging Growth Fund, and the Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2015 (continued)

Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund were $4,051, $44,141, $11,911, $120,674, $181,661, and $26, respectively, for the year ended December 31, 2015, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2015, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund received credits of $842, $685, $203,$3,219, $8,356, and $208, respectively. During the year ended December 31, 2015, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred interest charges of $1,184, $5,731, $240, $142, $2,223 and $0, respectively, which is included in custodian fees and expenses in the statement of operations.

6. Subsequent events

The Funds have evaluated subsequent events that have occurred through the date the financial statements were issued and determined that no events have occurred that require disclosure.

At a meeting of the Board of Trustees (the “Board”) held on February 18, 2016, the Board, approved a reorganization of the Oberweis Asia Opportunities Fund (the “Selling Fund”) into the Oberweis China Opportunities Fund (the “Acquiring Fund”), pursuant to an agreement and plan of reorganization. Both Funds are series of the Trust. The reorganization is subject to approval by the Selling Fund’s shareholders. If the shareholders of the Selling Fund approve the reorganization, the Selling Fund will liquidate by transferring all of its assets and liabilities to the Acquiring Fund. The reorganization is expected to occur on or about April 29, 2016.

At its February 18, 2016 meeting, the Trust’s Board of Trustees (the “Board”) and the Trust’s Audit Committee approved BBD LLC as the Funds’ independent registered public accounting firm. PricewaterhouseCoopers LLP (“PwC”) was previously engaged as the independent registered public accounting firm to audit the Funds’ financial statements. PwC issued reports on the Funds’ financial statements from 2002 through 2015. During that period ended December 31, 2015 the reports from PwC did not contain any adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. The Funds had no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	MICRO-CAP FUND
	Years Ended December 31,
	2015	2014	2013	2012	2011
Net asset value at beginning of year	$17.12	$20.05	$12.16	$11.20	$12.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.24)	(.27)	(.20)	(.16)	(.18)
Net realized and unrealized gains (losses) on investments	1.34	(1.32)	8.08	1.12	(.80)
Total from investment operations	1.10	(1.59)	7.88	.96	(.98)
Redemption Fees[a]	—	0.04	.01	—	—
Less distributions:
Distribution from net realized gains on investments	(0.54)	(1.38)	—	—	—
Net asset value at end of year	$17.68	$17.12	$20.05	$12.16	$11.20
Total Return (%)	6.38	(7.71)	64.88	8.57	(8.05)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$50,679	$29,251	$35,925	$19,545	$21,140
Ratio of gross expenses to average net assets (%)	1.72	1.71	1.87	2.00	1.91
Ratio of net expenses to average net assets (%)[b]	1.72	1.71	1.86	2.00	1.91
Ratio of net investment loss to average net assets (%)	(1.35)	(1.38)	(1.28)	(1.31)	(1.53)
Portfolio turnover rate (%)	133	141	71	48	62

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	EMERGING GROWTH FUND
	Years Ended December 31,
	2015	2014	2013	2012	2011
Net asset value at beginning of year	$25.72	$30.84	$19.68	$18.21	$20.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.27)	(.39)	(.33)	(.28)	(.29)
Net realized and unrealized gains (losses) on investments	2.86	(2.32)	11.48	1.75	(2.11)
Total from investment operations	2.59	(2.71)	11.15	1.47	(2.40)
Redemption Fees[a]	.02	.02	.01	—	.02
Less distributions:
Distribution from net realized gains on investments	(3.55)	(2.43)	—	—	—
Net asset value at end of year	$24.78	$25.72	$30.84	$19.68	$18.21
Total Return (%)	10.02	(8.75)	56.71	8.07	(11.56)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$56,848	$47,976	$70,493	$58,444	$60,141
Ratio of gross expenses to average net assets (%)	1.51	1.49	1.53	1.57	1.47
Ratio of net expenses to average net assets (%)[b]	1.51	1.49	1.53	1.57	1.47
Ratio of net investment loss to average net assets (%)	(.95)	(1.32)	(1.35)	(1.43)	(1.39)
Portfolio turnover rate (%)	200	95	70	54	85

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	SMALL-CAP OPPORTUNITIES FUND
	Years Ended December 31,
	2015	2014	2013	2012	2011
Net asset value at beginning of year	$14.32	$17.04	$12.08	$11.16	$11.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.27)	(.26)	(.17)	(.20)	(.22)
Net realized and unrealized gains (losses) on investments	1.02	(.64)	6.06	1.12	(.23)
Total from investment operations	.75	(.90)	5.89	.92	(.45)
Redemption Fees[a]	.02	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	(1.61)	(1.82)	(.93)	—	—
Net asset value at end of year	$13.48	$14.32	$17.04	$12.08	$11.16
Total Return (%)	5.10	(5.31)	48.87	8.24	(3.88)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$10,797	$8,279	$9,392	$7,298	$7,579
Ratio of gross expenses to average net assets (%)	2.00	2.18	2.39	2.43	2.33
Ratio of net expenses to average net assets (%)[b]	2.00	2.00	2.00	2.00	2.00
Ratio of net investment loss to average net assets (%)	(1.72)	(1.62)	(1.18)	(1.61)	(1.87)
Portfolio turnover rate (%)	134	107	134	99	129

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	CHINA OPPORTUNITIES FUND
	Years Ended December 31,
	2015	2014	2013	2012	2011
Net asset value at beginning of year	$13.79	$16.83	$11.12	$8.70	$16.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.09)	(.15)	(.08)	(.06)	(.11)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(.22)	(.93)	6.68	2.48	(6.36)
Total from investment operations	(.31)	(1.08)	6.60	2.42	(6.47)
Redemption Fees[a]	.01	.02	.01	—	.01
Less dividends and distributions:
Distribution from net realized gains on investments	(1.34)	(1.88)	(.75)	—	(1.47)
Dividends from net investment income	—	(.10)	(.15)	—	—
Total dividends and distributions	(1.34)	(1.98)	(.90)	—	(1.47)
Net asset value at end of year	$12.15	$13.79	$16.83	$11.12	$8.70
Total Return (%)	(2.20)	(6.27)	59.56	27.82	(38.72)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$113,287	$166,614	$199,209	$119,940	$119,819
Ratio of gross expenses to average net assets (%)	1.95	1.93	2.07	2.15	2.08
Ratio of net expenses to average net assets (%)[b]	1.95	1.93	2.07	2.15	2.08
Ratio of net investment loss to average net assets (%)	(.61)	(.92)	(.59)	(.62)	(.76)
Portfolio turnover rate (%)	81	127	140	115	107

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	INTERNATIONAL OPPORTUNITIES FUND
	Years Ended December 31,
	2015	2014	2013	2012	2011
Net asset value at beginning of year	$18.56	$19.45	$12.74	$9.74	$11.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	.01	(.06)	(.01)	.09	.01
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	2.79	(.85)	6.99	3.12	(1.70)
Total from investment operations	2.80	(.91)	6.98	3.21	(1.69)
Redemption Fees[a]	.01	.02	.02	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—	—	(.20)	—	—
Dividends from net investment income	(.04)	—	(.09)	(.21)	(.18)
Total dividends and distributions	(.04)	—	(.29)	(.21)	(.18)
Net asset value at end of year	$21.33	$18.56	$19.45	$12.74	$9.74
Total Return (%)	15.14	(4.58)	55.01	32.96	(14.50)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$739,142	$408,675	$166,487	$20,751	$15,230
Ratio of gross expenses to average net assets (%)	1.85	1.89	2.20	2.86	2.65
Ratio of net expenses to average net assets (%)[b]	1.60	1.60	1.60	1.60	1.89
Ratio of net investment income (loss) to average net assets (%)	.05	(.33)	(.05)	.82	.12
Portfolio turnover rate (%)	214	212	176	280	257

Notes:

a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	ASIA OPPORTUNITIES FUND
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net asset value at beginning of year	$9.64	$9.93	$8.87	$7.57	$9.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.15)	(.18)	(.14)	(.06)	(.09)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(.06)	(.11)	1.20	1.36	(1.39)
Total from investment operations	(.21)	(.29)	1.06	1.30	(1.48)
Redemption Fees[a]	—	—	—	—	—
Net asset value at end of year	$9.43	$9.64	$9.93	$8.87	$7.57
Total Return (%)	(2.18)	(2.92)	11.95	17.17	(16.35)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$4,690	$5,349	$6,027	$6,057	$6,430
Ratio of gross expenses to average net assets (%)	5.09	4.46	5.35	4.64	4.17
Ratio of net expenses to average net assets (%)[b]	2.49	2.49	2.49	2.49	2.49
Ratio of net investment loss to average net assets (%)	(1.49)	(1.82)	(1.39)	(.71)	(1.03)
Portfolio turnover rate (%)	188	187	241	169	188

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Oberweis Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Oberweis Micro-Cap Fund, Oberweis Emerging Growth Fund, Oberweis Small-Cap Opportunities Fund, Oberweis China Opportunities Fund, Oberweis International Opportunities Fund, and Oberweis Asia Opportunities Fund (six of the portfolios constituting The Oberweis Funds, hereinafter collectively referred to as the “Funds”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

February 25, 2016

TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served
NONINTERESTED TRUSTEES
Katherine Smith Dedrick (58) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2004[1]
Gary D. McDaniel (67) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since April, 2004[1]
James G. Schmidt (68) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since December, 2003[1]
INTERESTED TRUSTEES
James D. Oberweis (69) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee[2]	Trustee and Officer since July, 1986[1]
James W. Oberweis (41) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	President	Officer since August, 1996[3]
Patrick B. Joyce (56) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Executive Vice President and Treasurer	Officer since October, 1994[3]
David I. Covas (40) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2004[3]
Kenneth S. Farsalas (45) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2009[3]
Eric V. Hannemann (42) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Secretary	Officer since August, 2005[3]

1 Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

2 James D. Oberweis is an interested trustee of the Fund since he is a shareholder of Oberweis Asset Management, Inc., the Fund’s investment advisor.

3 Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 1-800-323-6166.

TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS (continued)

Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships

President – KDS Law P.C., 2015 to present; President – KSD Global Consulting, Inc., 2015 to present; President – Aggressive Publishing, Inc., 2010 to present; Member – Risk Worldwide LLC, 2011 to present; Partner – Childress Duffy, Ltd., 2007 to 2015.	7	None
Chairman – Star Packaging Corp., 2012 to 2013; Senior Vice President/General Manager of Exopack Holding Corp. 2008 to 2010.	7	None
Senior Vice President and Chief Financial Officer – Federal Heath Sign Co., May 2003 to present.	7	None

Illinois State Senator, January 2013 to present; Chairman – Oberweis Dairy, Inc. December, 1986 to present. Chairman – Diamond Marketing Solutions November, 2009 to present.	7	None
President – Oberweis Asset Management, Inc., September, 2001 to present; Portfolio Manager from December, 1995 to present; President and Director – Oberweis Securities, Inc., September, 1996 to present.	Not Applicable	None
Executive Vice President, Secretary and Director – Oberweis Asset Management, Inc., September, 1994 to present; Executive Vice President and Director – Oberweis Securities, Inc. September, 1996 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., September, 2003 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., November 2004 to present.	Not Applicable	None
Vice President of Accounting – Oberweis Asset Management, Inc. and Oberweis Securities, Inc., June, 2004 to present.	Not Applicable	None

THE OBERWEIS FUNDS

Supplemental Information (Unaudited)

Qualified Dividend Income

For the year ended December 31, 2015, 100.00% of the dividends paid from net investment income for the International Opportunities Fund are designated as qualified dividend income. For the year ended December 31, 2014, 23.86% of the dividends paid from net investment income for the China Opportunities Fund are designated as qualified dividend income.

Long-term Capital Gain

The Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, and China Opportunities Fund designated $7,226,175, $1,484,884, $1,169,659, and $13,280,130, respectively, as a long-term capital gain distribution.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund) portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge, upon request, by calling 800-323-6166. It also appears on oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Approval of Investment Advisory Contract:

The Investment Advisory Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management (“OAM”) with respect to the Micro-Cap, Emerging Growth and Small-Cap Opportunities Funds and the Investment Advisory and Management Agreements for each of the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund were last approved by the Board of Trustees (the “Board”), including all of the trustees who are not parties to such agreements or interested persons of any such party (the “independent trustees”), on August 20, 2015. The Board of Trustees, including a majority of the independent trustees, determined that approval of the agreements was in the best interests of each Fund. The independent trustees were assisted by legal counsel in making their determination.

The Board noted that OAM has been associated with each Fund since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders, and that shareholders have invested in the Funds knowing that OAM manages the Funds and knowing the investment advisory fee schedules.

THE OBERWEIS FUNDS

Supplemental Information (Unaudited) (continued)

Nature, Quality and Extent of Services.  With respect to the nature, quality and extent of the services provided by OAM pursuant to the Investment Advisory and Investment Advisory and Management Agreements, as applicable, the Board considered the functions performed by OAM and the personnel providing such services, information contained in OAM’s Form ADV, OAM’s financial condition and the compliance reports provided to the Board, and the culture of compliance created by OAM, including the competency of the chief compliance officer of the Trust and the fact that the Trust and OAM have not had any material compliance issues. The Board also considered the experience, academic background, long tenure and structure of the portfolio management teams and their respective roles, as well as the honesty and integrity of OAM and the portfolio management teams, and that OAM personnel are open and forthright with the Board. In addition, the Board considered that OAM is a research-oriented firm that conducts extensive research. Based on the information provided, the Board concluded that the nature and extent of services provided to each Fund by OAM were appropriate, and that the quality of such services was good.

The Board also reviewed the reports prepared by OAM containing information on total returns and average annual total returns of the Funds over various periods of time, as compared to relevant market indices and other mutual funds pursuing broadly similar strategies. The Board noted that the peer group mutual funds had been provided by OAM at a previous meeting, and include funds currently in existence that were similar in investment objective to each of the respective Funds. The Board noted that performance for the year-to-date, one-, three-, five- and ten-year periods ended July 31, 2015, as applicable, was mixed but generally improved over the last year. Based on the information provided, the Board concluded that (i) as to the Micro-Cap Fund, the Fund outperformed the other mutual funds included in the report and the relevant market indices for the year-to-date period, that the Fund in some instances outperformed in varying degrees and in other instances underperformed the other mutual funds in the report and underperformed the relevant market indices for the one-year period, that the Fund outperformed all but one of the other mutual funds and was in line with the relevant market indices for the three-year period, that the Fund in some instances outperformed in varying degrees and in other instances underperformed the other mutual funds and underperformed the relevant market indices for the five-year period, and that the Fund underperformed the other mutual funds in the report and the relevant market indices for the ten-year period; (ii) as to the Emerging Growth Fund, the Fund outperformed the other mutual funds included in the report and the relevant market indices for the year-to-date and one-year periods, that the Fund generally outperformed all but one of the other mutual funds included in the report and outperformed or was in line with the relevant market indices for the three-year period, that the Fund generally outperformed in varying degrees the other mutual funds included in the report and outperformed one relevant market index and underperformed two relevant market indices for the five-year period, and that the Fund generally underperformed in varying degrees the other mutual funds in the report and the relevant market indices for the ten-year period; (iii) as to the Small-Cap Opportunities Fund, the Fund outperformed the other mutual funds in the report and the relevant market indices for the year-to-date period, that the Fund in some instances outperformed in varying degrees and in some instances underperformed in varying degrees the other mutual funds in the report and outperformed the relevant market indices for the one-year period, and that the Fund in some instances outperformed in varying degrees and in some instances underperformed in varying degrees the other mutual funds in the report and in some instances outperformed the relevant market indices and in other instances underperformed the relevant market indices for the three-, five- and ten-year periods; (iv) as to the China Opportunities Fund, the Fund in some instances outperformed in varying degrees and

THE OBERWEIS FUNDS

Supplemental Information (Unaudited) (continued)

in other instances underperformed in varying degrees the other mutual funds in the report and the relevant market indices for the year-to-date and one-year periods, and the Fund outperformed the other mutual funds in the report and the relevant market indices for the three-, five-year and inception-to-date (October 1, 2005) periods; (v) as to the International Opportunities Fund, the Fund in some instances outperformed the other mutual funds and in other instances underperformed the other mutual funds in the report and outperformed the relevant market index for the year-to-date, one-year and inception-to-date (February 1, 2007) periods, and that the Fund outperformed the other mutual funds in the report and the relevant market index for the three- and five-year periods; and (vi) as to the Asia Opportunities Fund, the Fund in some instances outperformed in varying degrees and in other instances underperformed in varying degrees the other mutual funds in the report and outperformed the relevant market index for the year-to-date, three-year and five-year periods, and that the Fund outperformed all but one of the other mutual funds in the report and outperformed the relevant market index for the one-year period and underperformed the other mutual funds in the report and the relevant market index for the inception-to-date (February 1, 2008) period.

Fees and Expenses.  For each Fund, the Board compared the amounts paid to OAM for advisory services (for advisory and management services for the China Opportunities, International Opportunities and Asia Opportunities Funds) and each Fund’s expense ratio with other mutual funds pursuing broadly similar strategies, as included in the reports prepared by OAM.

This information showed that the advisory and management fees of the Micro-Cap Fund, the Emerging Growth Fund, the Small-Cap Opportunities Fund, the China Opportunities Fund and the International Opportunities Fund were generally comparable or in the mid-range relative to the other mutual funds, and that the advisory and management fee of the Asia Opportunities Fund was the highest relative to the other mutual funds. The information also showed that the expense ratios of the Micro-Cap Fund, the Emerging Growth Fund, the China Opportunities Fund and the International Opportunities Fund were generally comparable or in the mid-range relative to the other mutual funds, and the expense ratios for the Small-Cap Opportunities Fund and the Asia Opportunities Fund were the highest compared to the other mutual funds. In addition, the Board considered amounts paid to OAM by other clients. With respect to OAM’s other clients, the Board recognized that the mix of services provided and the level of responsibility required under the agreements with the Funds were greater than OAM’s obligations for similar client accounts, and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. Based on the information considered, the Board concluded that each Fund’s advisory and management fees were reasonable and/or appropriate in amount, given the quality of services provided and taking into consideration relevant circumstances.

Profitability.  With respect to the costs of services provided and profits realized by OAM, the Board considered the advisory and management fees received by OAM from each of the Funds. The Board also considered representations from OAM that the profits realized by OAM specifically from the relationship with the Funds could not be identified due to the impracticality of expense allocation, noting the difficulty of breaking down profitability related to the Funds versus other advisory accounts because management and personnel time and services are not allocated between the various types of accounts, and OAM believed that the overall profitability of OAM was within an acceptable range for investment advisory firms, that the advisory fees charged the Funds were consistent with other advisory clients, and that

THE OBERWEIS FUNDS

Supplemental Information (Unaudited) (continued)

OAM reimburses the Funds if expense ratios exceed certain limits. Based on this information, the Board concluded for each Fund that OAM’s profitability was not unreasonable.

Economies of Scale.  The Board also considered the extent to which economies of scale would be realized as each Fund grows, and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board noted that the advisory fee for the Emerging Growth Fund has a breakpoint designed to share economies of scale with shareholders. The Board also noted asset capacity constraints for the Funds that limit economies of scale. The Board concluded with respect to each Fund that each Fund’s advisory and management fees reflect an appropriate recognition of any economies of scale.

Other Benefits to OAM and Its Affiliates.  The Board considered the character and amount of other incidental benefits received by OAM and its affiliates from their relationship with the Funds, including fees received by an affiliate of OAM for distribution services and benefits to OAM related to soft dollars. The Board also noted that during the past year none of the Funds’ brokerage transactions had been placed through the affiliated broker-dealer of OAM.

After due consideration of all of the information and factors deemed relevant by the Board and the conclusions reached, the Board determined to approve the agreements. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all-important or controlling, and considered all factors together.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE OBERWEIS FUNDS

Supplemental Information (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expense Paid During Period* 7/1/15– 12/31/15	Expense Ratio During Period 7/1/15– 12/31/15
MICRO-CAP FUND
Actual	$1,000.00	$973.90	$8.56	1.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.53	$8.74	1.72%
EMERGING GROWTH FUND
Actual	$1,000.00	$936.10	$7.37	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.59	$7.68	1.51%
SMALL-CAP OPPORTUNITIES FUND
Actual	$1,000.00	$892.60	$9.54	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16	2.00%
CHINA OPPORTUNITIES FUND
Actual	$1,000.00	$864.50	$9.16	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.38	$9.91	1.95%
INTERNATIONAL OPPORTUNITIES FUND
Actual	$1,000.00	$1,024.00	$8.16	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
ASIA OPPORTUNITIES FUND
Actual	$1,000.00	$888.80	$11.85	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.65	$12.63	2.49%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds

Micro-Cap Fund
Emerging Growth Fund
Small-Cap Opportunities Fund
China Opportunities Fund
International Opportunities Fund
Asia Opportunities Fund

800-245-7311

oberweisfunds.com

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

3333 Warrenville Road
Suite 500
Lisle, IL 60532

ANNUAL REPORT

Oberweis International Opportunities Institutional Fund (OBIIX)

December 31, 2015

oberweisfunds.com

1

PRESIDENT AND PORTFOLIO MANAGER’S LETTER

Dear Shareholder:

Thank you for your investment in the Oberweis International Opportunities Institutional Fund (OBIIX). This fund is managed by Ralf Scherschmidt and team. In 2015, the fund returned 15.68% versus 9.92% for the MSCI World Ex-US Small-Cap Growth Index.

THE QUARTER AND YEAR IN REVIEW

In Europe, multiple headwinds for corporate profits finally turned into tailwinds. Lower credit costs, thanks in part to the enactment of the ECB’s version of quantitative easing (QE), led to credit growth after multi-year declines. A weaker Euro resulted in better price competitiveness for European companies selling products globally. And finally, costs as a percentage of revenues broadly declined thanks to lower commodity prices. We benefitted from a better economic and earnings environment in Continental Europe with a positive contribution to our outperformance from the region in 2015. In Japan the labor market hit multi-year highs in terms of the ratio of jobs-to-applicants, reflecting the aging demographic situation. As a result, wages have slowly begun to rise, allowing for growth in consumer spending. Similarly, in the U.K., a strong labor market allowed consumer confidence to hit multi-year highs.

Continued weakness in the energy complex, combined with less demand for commodities from the emerging markets, specifically China, reduced earnings expectations for companies exposed to these trends. Additionally, the second half was a difficult time for global industrial companies. Continued weakness in industrial demand from China was coupled with a slowing industrial environment in the U.S. The only reprieve seemed to be companies catering to the automobile market, where passenger vehicle demand in the U.S. hit multi-year highs, European orders rebounded, and Chinese purchases bounced back late in the fourth quarter thanks to lower car buying taxes. On the other hand, consumer discretionary and technology companies were more likely to post better-than-expected results and our holdings within those two sectors were our best two contributing sectors to our outperformance in 2015.

As we enter 2016, the outlook for international equities remains mixed. In the Eurozone, inflation continues to be below the ECB’s expectations, which implies that the ECB is likely to remain committed to stimulating their markets with positive growth policies. However, the ECB’s intentions seem well understood by the market and may imply a less positive response by European equities relative to what was experienced by U.S. equities during its multi-year QE era. That said, earnings expectations within the Eurozone have come down from earlier in 2015, reflecting slower global growth, especially within cyclical end markets. As a result, we continue to find niche opportunities in Continental Europe where companies can exhibit better than expected results and head into the New Year with a slight overweight in the region.

In Japan, consumer-oriented firms appear to be in good shape. The tight labor market is driving up wages and disposable incomes. As a result, we have an overweight in Japan and a large part of our overweight in consumer sectors is from Japanese corporations. The big question regarding Japan in 2016 is the direction of the Japanese Yen. Recent stronger economic data in Japan suggests a stronger currency, at the same time continued U.S. Federal Reserve tightening could suggest that the Yen remains weak.

2

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (continued)

We remain concerned about end market demand coming from the emerging markets as China continues to find a new normal level of growth. While we respect the ‘political will’ of the Chinese government to drive growth if needed, we remain in the camp that after multiple years of excesses building up across every industrial segment, it will take multiple years to unwind those excesses. In the U.S., the industrial economy feels like it is in recession with the most recent Purchasing Managers Index (PMI), which measures the health of the industrial economy, ending November 2015 at 48.6, which is down considerably from the end of 2014 reading of 55.1. Additionally, we are concerned that weakness in the debt of cyclical companies could spread to global markets during 2016. Recently high yield debt spreads (the difference between the most and least safe rated debt) have expanded, even when excluding energy, thanks in large part to less faith in the future cash flows of industrial corporations. We are in agreement and enter the year with industrials being our largest underweight.

Lastly, the bifurcated market development in 2015 between growth and value stocks, with growth outperforming value, is likely to persist into 2016. The cyclical areas continue to face a new era of lower growth and many related companies are realizing that their supply base exceeds existing and forecasted levels of demand. How those companies respond internally remains paramount in 2016 and may be the only way these groups of companies could present an opportunity. We find it interesting that many market pundits have recently suggested that there is ‘value’ within the cyclicals because share prices have cratered. We remain unconvinced, as fundamentals have yet to become at least less bad. Future earnings expectations for the cyclicals look too high to us relative to fundamentals that appear to continue on a downward trajectory. On the flip side, we are finding many ideas within technology, consumer discretionary and consumer staples where fundamentals are developing better than the market expects. As a result, while we see an array of macro risks heading into 2016, we also see opportunities for active stock managers, especially relative to expectations for strategies similar to ours.

We see average valuations for ex-U.S. developed market small-cap stocks. Our portfolio’s weighted-average forward 12-month P/E is higher than one year ago, in large part because we are holding far less industrial exposure in the portfolio and industrial names historically have lower P/E’s relative to other sectors within our universe. Additionally, we continue to believe that while forward twelve-month P/E multiples look average, outer year earnings expectations feel too low especially for our European holdings where we believe there is the potential for a multi-year catch up in earnings. Lastly, excessively low bond yields within the Eurozone have made valuation comparisons less directly comparable than in the past.

PORTFOLIO HIGHLIGHTS

At quarter-end, the portfolio was invested in 96 stocks in 14 countries. Our top five country weightings (portfolio weighting versus the MSCI World ex-US Small Cap Growth Index) at the end of the quarter were Japan (33.5% vs. 27.7%), the United Kingdom (18.5% vs. 20.1%), Denmark (6.9% vs. 2.3%), Canada (6.7% vs. 7.4%), and Germany (6.7% vs. 6.1%). On a sector basis, the portfolio is overweight information technology (16.4% vs. 12.9%) and underweight industrials (14.4% vs. 22.5%).

3

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (continued)

Some of the top performers for the quarter included: Genmab A/S (GEN DC), which returned +46.0% and contributed 71 basis points to the portfolio’s return; Megmilk Snow Brand Co. Ltd. (2270 JP), which returned +35.9% and contributed 52 bps; and Dominos Pizza Enterprises (DMP AU), which returned +48.7% and contributed 50 bps. Some of the leading detractors for the quarter included: Astaldi Spa. (AST IM), which returned -41.3% and detracted 41 bps; Kaken Pharmaceutical Co. Ltd. (4521 JP), which returned -29.9% and detracted 40 bps; and Dollarama Inc. (DOL CN), which returned -14.4% and detracted 31 bps.

We appreciate your investment in The Oberweis Funds and are grateful for the trust you have shown us with your valuable investments. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager

4

MANAGEMENT DISCUSSION ON FUND PERFORMANCE

Market Environment

Global equities were essentially flat in 2015, as measured by a return of -0.32% for the MSCI World Index. U.S. equities, as measured by the 1.38% return on the S&P 500 Index, outperformed large foreign equities in 2015. Within the international landscape, small growth stocks outperformed large growth stocks by a 222 basis point differential in 2015, as measured by the respective returns of the MSCI World ex US small cap Growth (+9.92%) and MSCI World ex US large cap Growth (7.70%) indices. Within international small-cap, growth stocks significantly outperformed value stocks, with the MSCI World ex US small cap Growth Index outperforming the MSCI World ex US small cap Value Index by 886 basis points for the year.

Discussion of The International Opportunities Institutional Fund

The International Opportunities Institutional Fund tends to have a style bias that leads to stronger performance in periods during which small-cap stocks beat large-cap stocks and when growth stocks beat value stocks. The Funds benefitted from growth stocks outperforming value stocks and small cap stocks outperforming large cap stocks in 2015.

The International Opportunities Institutional Fund returned 15.68% versus 9.92% for the MSCI World ex-US Small Cap Growth Index. The portfolio benefitted from stock selection in Germany and Canada, slightly offset by adverse stock selection in Italy and Finland. On a sector level, the portfolio benefitted from stock selection in Consumer Discretionary and Information Technology, partially offset by adverse stock selection in Healthcare. At the stock level, Genmab (GEN DC), Pandora (PNDORA DC), and Gamesa Corp (GAM SM) were among the top contributors to performance; Combo Telecom Systems (2342 HK), Dominion Diamond Corp (DDC CN), and Canadian Energy Services (CEU CN) were among the top detractors.

5

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (continued)

Oberweis International Opportunities Institutional Fund

At December 31, 2015

Asset Allocation (%)
Common Stocks	93.2
Other Assets in excess of Liabilities	6.8
100.0

Top Holdings (%)
Admiral Group PLC	1.9
CCL Industries, Inc.	1.9
Nexon Co. Ltd.	1.9
Betfair Group PLC	1.8
Swedish Orphan Biovitrum AB	1.8
Megmilk Snow Brand Co. Ltd.	1.7
Berkeley Group Hldgs. PLC	1.7
Micro Focus International PLC	1.7
Evolution Gaming Group AB	1.6
Genmab A/S	1.5
Other Holdings	82.5
100.0

Top Industries (%)
Software	7.1
Hotels, Restaurants & Leisure	6.9
Food Products	5.2
Real Estate Management & Development	4.6
Household Durables	4.1
Specialty Retail	3.9
Professional Services	3.9
Insurance	3.9
Pharmaceuticals	3.8
Biotechnology	3.8
Other Industries	52.8
100.0

6

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (continued)

Average Annual Total Returns1 (for the Periods Ended December 31, 2015)

	1 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBIIX	15.68	2.19	1.10
MSCI World ex-U.S. Small Cap Growth	9.92	0.51

Growth of a $10,000 Investment (from March 10, 2014 to December 31, 2015)

1 Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax.

2 Since Inception returns are from commencement of operations on 03/10/14 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/15. The expense ratio gross of any fee waivers or expense reimbursement was 1.28%.

7

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments December 31, 2015

	SHARES	VALUE
Equities – 93.2%
AUSTRALIA – 2.9%
Domino’s Pizza Enterprises Ltd.	113,400	$4,772,171
Orora Ltd.	446,200	731,582
Qantas Airways Ltd.	1,718,293	5,121,197
		10,624,950
CANADA – 6.7%
CCL Industries, Inc.	42,172	6,838,283
Colliers International Group, Inc.	51,900	2,315,377
Cott Corp.	203,800	2,239,762
Dollarama, Inc.	61,700	3,564,572
FirstService Corp.	58,500	2,363,337
Keyera Corp.	106,400	3,095,804
Parex Resources, Inc.*	526,400	3,865,162
		24,282,297
DENMARK – 6.9%
Chr Hansen Hldg. A/Sa	81,000	5,066,582
Genmab A/Sa*	41,604	5,531,836
H Lundbeck A/Sa*	72,800	2,485,778
Pandora A/Sa	42,600	5,371,173
Royal Unibrew A/Sa	67,760	2,753,875
SimCorp A/Sa*	41,200	2,323,079
Sydbank A/Sa	42,130	1,352,792
		24,885,115
FINLAND – 1.2%
Huhtamaki OYJ[a]	119,600	4,339,861
FRANCE – 4.6%
Cellectis SA*	54,600	1,656,631
Ipsen SA*	38,800	2,572,050
Nexity SA*	67,600	2,997,629
SEB SA	45,900	4,718,692
Teleperformance SA	55,600	4,682,678
		16,627,680
GERMANY – 6.7%
Aurelius AGa	26,400	1,370,327
Deutsche Wohnen AGa*	165,300	4,570,719
Grand City Properties SAa*	83,600	1,932,321
KION Group AGa	100,700	4,993,350
Rheinmetall AGa*	58,100	3,861,914
Sixt SEa	18,300	930,981
SMA Solar Technology AGa*	62,800	3,472,850
Stroeer Media SEa	48,900	3,070,146
		24,202,608

See accompanying notes to the financial statements.

8

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments December 31, 2015 (continued)

	SHARES	VALUE
IRELAND – 1.0%
ICON PLC*	47,400	$3,682,980
ITALY – 1.3%
Brembo SpA[a]	95,800	4,628,237
JAPAN – 33.2%
Adastria Co. Ltd.[a]	47,300	2,646,813
Alps Electric Co. Ltd.[a]	33,800	916,589
Asahi Intecc Co. Ltd.[a]	66,000	3,032,964
Daifuku Co. Ltd.[a]	272,000	4,631,901
Ezaki Glico Co. Ltd.[a]*	72,000	3,889,715
GMO Internet, Inc.[a]	299,800	3,946,033
Iida Group Hldgs. Co. Ltd.[a]	135,100	2,503,944
Istyle, Inc.[a]*	89,700	1,584,780
Kajima Corp.[a]	358,000	2,130,618
Kusuri No Aoki Co. Ltd.[a]	54,800	2,674,833
Kyowa Hakko Kirin Co. Ltd.[a]	154,000	2,423,137
Megmilk Snow Brand Co. Ltd.[a]*	240,000	6,171,490
MISUMI Group, Inc.[a]	191,900	2,650,840
Mitsui Chemicals, Inc.[a]	985,000	4,368,483
Morinaga & Co. Ltd.[a]*	942,000	4,955,498
Nexon Co. Ltd.[a]	411,200	6,689,293
Nihon Chouzai Co. Ltd.[a]	79,600	3,147,041
NS Solutions Corp.[a]*	157,800	3,595,589
Obayashi Corp.[a]*	210,000	1,937,713
Open House Co. Ltd.[a]	123,600	2,373,514
Santen Pharmaceutical Co. Ltd.[a]	216,400	3,562,684
SCSK Corp.[a]	125,300	5,034,418
Shimadzu Corp.[a]	297,000	4,971,756
Shimamura Co. Ltd.[a]*	33,500	3,923,156
Taiyo Yuden Co. Ltd.[a]*	64,300	889,252
Takeuchi Manufacturing Co. Ltd.[a]	171,800	3,495,503
TechnoPro Hldgs., Inc.[a]	159,400	4,652,105
Temp Hldgs. Co. Ltd.[a]	313,000	4,851,702
Toda Corp.[a]*	467,000	2,489,898
Toho Hldgs. Co. Ltd.[a]*	76,300	1,854,675
Toyota Boshoku Corp.[a]*	202,900	4,083,852
Trend Micro, Inc.[a]	113,000	4,585,216
Tsuruha Hldgs., Inc.[a]	35,300	3,058,603
Ulvac, Inc.[a]*	150,800	4,268,044
W-Scope Corp.[a]	57,000	2,112,291
		120,103,943
NETHERLANDS – 0.7%
Corbion NV	101,500	2,461,392
NEW ZEALAND – 0.3%
a2 Milk Co. Ltd.*	937,800	1,193,016

See accompanying notes to the financial statements.

9

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments December 31, 2015 (continued)

	SHARES	VALUE
SWEDEN – 5.0%
Evolution Gaming Group ABa*	154,910	$5,601,809
Hexpol ABa	174,000	1,865,658
Mycronic ABa	141,300	1,367,414
Swedish Orphan Biovitrum ABa*	401,600	6,370,123
Unibet Group PLC[a]*	29,200	2,977,368
		18,182,372
SWITZERLAND – 4.1%
Galenica AGa*	1,673	2,617,492
Swiss Life Hldg. AGa*	15,300	4,121,053
Temenos Group AGa*	88,400	4,565,733
U-Blox AGa	16,060	3,418,197
		14,722,475
UNITED KINGDOM – 18.6%
Admiral Group PLC	282,300	6,904,551
Auto Trader Group PLC*	757,400	4,957,771
Beazley PLC	530,800	3,057,402
Berkeley Group Hldgs. PLC	112,700	6,127,637
Betfair Group PLC	111,300	6,399,381
DCC PLC	56,900	4,747,958
Dominos Pizza Group PLC	178,000	2,760,666
Greene King PLC	169,100	2,318,487
Greggs PLC	131,800	2,553,224
Howden Joinery Group PLC	549,800	4,267,576
Inmarsat PLC*	290,800	4,874,533
JD Sports Fashion PLC	219,000	3,361,035
Micro Focus International PLC	257,100	6,045,621
Redrow PLC	233,700	1,619,672
Regus PLC	132,900	652,842
Rightmove PLC	83,700	5,090,115
Sophos Group PLC	332,800	1,285,473
		67,023,944
Total Equities
(Cost: $301,348,596)		$336,960,870
Total Investments – 93.2%
(Cost: $301,348,596)		$336,960,870
Other Assets Less Liabilities – 6.8%		24,441,169
Net Assets – 100%		$361,402,039

See accompanying notes to the financial statements.

10

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments December 31, 2015 (continued)

Cost of investments is $304,764,702 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$39,364,069
Gross unrealized depreciation	(7,167,901)
Net unrealized appreciation	$32,196,168

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the year ended December 31, 2015

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	23.5%
Consumer Staples	9.7%
Energy	1.9%
Financials	9.2%
Health Care	9.9%
Industrials	14.4%
Information Technology	16.3%
Materials	7.0%
Telecommunication Services	1.3%

See accompanying notes to the financial statements.

11

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Assets and Liabilities December 31, 2015

ASSETS
Investment securities at value(a)	$336,960,870
Cash	34,568,279
Receivable from securities sold	655,135
Receivable from fund shares sold	340,487
Dividends and interest receivable	607,692
Prepaid expenses	27,763
Total Assets	373,160,226
LIABILITIES
Payable for fund shares redeemed	7,141
Payable for securities purchased	11,387,392
Payable to advisor (see note 2)	244,386
Accrued expenses	119,268
Total Liabilities	11,758,187
NET ASSETS	$361,402,039
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	35,036,333
Net asset value, offering price and redemption price	$10.32
ANALYSIS OF NET ASSETS
Capital	$342,211,026
Accumulated net investment loss	(955,737)
Accumulated net realized losses on investments and foreign currency transactions	(15,462,175)
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	35,608,925
Net Assets	$361,402,039
(a) Investment securities at cost	$301,348,596

See accompanying notes to the financial statements.

12

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statements of Operations Year Ended December 31, 2015

INVESTMENT INCOME
Interest	$33,312
Dividends[a]	4,144,462
Total Income	4,177,774
EXPENSES
Investment advisory fees (see note 2)	2,476,272
Transfer agent fees and expenses	95,299
Custodian fees and expenses	432,213
Other	167,227
Total expenses before reimbursed expenses	3,171,011
Earnings credit (see note 5)	(4,794)
Expense reimbursement (see note 2)	(442,318)
Total Expenses	2,723,899
NET INVESTMENT INCOME	1,453,875
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	2,712,085
Net realized losses on foreign currency transactions	(83,339)
Net realized gains on investment and foreign currency transactions	2,628,746
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	29,740,935
Net realized/unrealized gains on investments and foreign currencies	32,369,681
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,823,556

a Dividends are net of foreign withholding tax of $520,479

See accompanying notes to the financial statements.

13

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Changes in Net Assets

	Year Ended December 31, 2015	Period Ended December 31, 2014*
FROM OPERATIONS
Net investment income	$1,453,875	$93,104
Net realized gains (losses) on investments and foreign currency transactions	2,628,746	(18,232,742)
Change in net unrealized appreciation\depreciation on investments and foreign currencies	29,740,935	5,867,990
Net increase (decrease) in net assets resulting from operations	33,823,556	(12,271,648)
FROM DISTRIBUTIONS
Distributions from net investment income	(1,967,928)	(396,444)
Net decrease in net assets from distributions	(1,967,928)	(396,444)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	158,781,402	194,307,457
Proceeds from reinvestment of distributions	1,591,306	370,568
Redemption of shares	(9,817,613)	(3,018,617)
Net increase from capital share transactions	150,555,095	191,659,408
Total increase in net assets	182,410,723	178,991,316
NET ASSETS
Beginning of period	178,991,316	—
End of period	$361,402,039	$178,991,316
ACCUMULATED NET INVESTMENT LOSS	$(955,737)	$(377,205)
TRANSACTIONS IN SHARES
Shares sold	15,917,373	20,243,585
Shares issued in reinvestment of distributions	153,453	40,947
Less shares redeemed	(988,167)	(330,858)
Net increase from capital share transactions	15,082,659	19,953,674

* For the period from March 10, 2014 (commencement of operations) through December 31, 2014

See accompanying notes to the financial statements.

14

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2015

1. Significant Accounting Policies

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund is one fund in a series issued by the Trust.

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis International Opportunities Institutional Fund holds foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Fund, the Fund will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Fund utilizes the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

15

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2015 (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks
Total Asia	$—	$120,103,943	$—
Total Australia	11,817,966	—	—
Total Europe	89,795,996	90,960,668	—
Total North America	24,282,297	—	—
Total Investments	$125,896,259	$211,064,611	$—

The Fund’s assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year end.

Significant transfers between Levels 1 and 2 included securities valued at $64,165,575 at December 31, 2015. These movements were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2015 but not at December 31, 2014.

Foreign Currency Transactions.  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.   Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

16

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2015 (continued)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.   It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of the taxable income to the shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2015. Therefore, no federal income tax provision is required. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

For the year ended December 31, 2015, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Fund’s net assets.

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$1,967,928	$—	$1,967,928

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$396,444	$—	$396,444

17

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2015 (continued)

As of December 31, 2015, the Fund had the following net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Expires 2017 (Pre-Enactment)		Not subject to Expiration (Post-Enactment)
	Short-Term	Long-Term	Short-Term	Long-Term
International Opportunities Institutional Fund	$—	$—	$11,423,197	$—

Capital loss carryforwards are subject to certain limitations to offset future gains, if any, due to the ownership change limitations set forth in Internal Revenue Code Section 382. All losses may not be available in any particular year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October capital losses and late-year ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2015, the following Funds deferred to January 1, 2016 post-October capital losses and Qualified late-year losses:

	Post-October Capital Losses	Late-year Ordinary Losses
International Opportunities Institutional Fund	$1,562,027	$27,950

As of December 31, 2015 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income (Deficit)	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation on Investments	Unrealized Appreciation Foreign Currency Translations
International Opportunities Institutional Fund	$—	$—	$(13,013,174)	$32,196,168	$8,019

Accumulated capital and other losses consists of capital loss carryovers and qualified late-year losses. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and as of December 31, 2015, open federal tax years included the tax years ended 2014 through 2015. The Funds have no examinations in progress and is also not aware of any tax positions for

18

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2015 (continued)

which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Fund has written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory and management services to the International Opportunities Institutional Fund. The International Opportunities Institutional Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00% of average daily net assets. For the year ended December 31, 2015, the International Opportunities Institutional Fund incurred investment advisory and management fees totaling $2,476,272.

Expense reimbursement.  OAM is contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Institutional Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% expressed as a percentage of the Fund’s average daily net assets. For the year ended December 31, 2015 OAM reimbursed the International Opportunities Institutional Fund in the amount of $442,318.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the year ended December 31, 2015, the Trust made no direct payments to its officers and paid $89,000 to its unaffiliated trustees.

Affiliated Commissions.  For the year ended December 31, 2015, the International Opportunities Institutional Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended December 31, 2015, other than options written and money market investments, aggregated $621,450,795 and $489,293,529, respectively. The Fund did not hold government securities during the year ended December 31, 2015.

The Fund may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive

19

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2015 (continued)

investment for each Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options for the year ended December 31, 2015.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares within 90 days of purchase are subject to a 2.00% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Fund for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Fund were $13,288, for the year ended December 31, 2015, and were recorded as a reduction of the proceeds of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of the Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2015, the Fund received credits of $4,794. The Fund incurred interest charges of $903, which is included in custodian fees and expenses in the statement of operations.

6. Subsequent events

The Fund has evaluated subsequent events that have occurred through the date the financial statements were issued and determined that no events have occurred that require disclosure.

At its February 18, 2016 meeting, the Trust’s Board of Trustees (the “Board”) and the Trust’s Audit Committee approved BBD LLC as the Funds’ independent registered public accounting firm. PricewaterhouseCoopers LLP (“PwC”) was previously engaged as the independent registered public accounting firm to audit the Funds’ financial statements. PwC issued reports on the Funds’ financial statements from March 10, 2014 through December 31, 2015. During that period ended December 31, 2015 the reports from PwC did not contain any adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. The Funds had no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

20

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Year Ended December 31, 2015		Period Ended December 31, 2014[a]
Net asset value at beginning of period	$8.97		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.06		.01
Net realized and unrealized gains (losses) on investments	1.35		(1.02)
Total from investment operations	1.41		(1.01)
Redemption Fees[b]	—	[g]	—	[g]
Less dividends:
Dividends from net investment income	(.06)		(.02)
Net asset value at end of period	$10.32		$8.97
Total Return (%)	15.68		(10.10)[e]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$361,402		$178,991
Ratio of gross expenses to average net assets (%)	1.28		1.39	[d]
Ratio of net expenses to average net assets (%)[c]	1.10		1.10	[d]
Ratio of net investment income to average net assets (%)	.59		.11	[d]
Portfolio turnover rate (%)	211		152	ef

Notes:

a For the period from March 10, 2014 (commencement of operations) through December 31, 2014.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

d Annualized.

e Not annualized.

f Excludes the value of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.

g Less than $0.005 per share.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the
  Oberweis International Opportunities Institutional Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Oberweis International Opportunities Institutional Fund (the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

February 25, 2016

22

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TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served
NONINTERESTED TRUSTEES
Katherine Smith Dedrick (58) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2004[1]
Gary D. McDaniel (67) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since April, 2004[1]
James G. Schmidt (68) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since December, 2003[1]
INTERESTED TRUSTEES
James D. Oberweis (69) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee[2]	Trustee since July, 1986[1]
James W. Oberweis (41) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	President	Officer since August, 1996[3]
Patrick B. Joyce (56) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Executive Vice President and Treasurer	Officer since October, 1994[3]
David I. Covas (40) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2004[3]
Kenneth S. Farsalas (45) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2009[3]
Eric V. Hannemann (42) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Secretary	Officer since August, 2005[3]

1 Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

2 James D. Oberweis is an interested trustee of the Fund since he is a shareholder of Oberweis Asset Management, Inc., the Fund’s investment advisor.

3 Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 1-800-323-6166.

24

TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS (continued)

Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships

President – KDS Law P.C., 2015 to present; President – KSD Global Consulting, Inc., 2015 to present; President – Aggressive Publishing, Inc., 2010 to present; Member – Risk Worldwide LLC, 2011 to present; Partner – Childress Duffy, Ltd., 2007 to 2015.	7	None
Chairman – Star Packaging Corp., 2012 to 2013; Senior Vice President/General Manager of Exopack Holding Corp. 2008 to 2010.	7	None
Senior Vice President and Chief Financial Officer – Federal Heath Sign Co., May 2003 to present.	7	None

Illinois State Senator, January 2013 to present; Chairman – Oberweis Dairy, Inc. December, 1986 to present. Chairman – Diamond Marketing Solutions November, 2009 to 2013.	7	None
President – Oberweis Asset Management, Inc., September, 2001 to present; Portfolio Manager from December, 1995 to present; President and Director – Oberweis Securities, Inc., September, 1996 to present.	Not Applicable	None
Executive Vice President, Secretary and Director – Oberweis Asset Management, Inc., September, 1994 to present; Executive Vice President and Director – Oberweis Securities, Inc. September, 1996 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., September, 2003 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., November 2004 to present.	Not Applicable	None
Vice President of Accounting – Oberweis Asset Management, Inc. and Oberweis Securities, Inc., June, 2004 to present.	Not Applicable	None

25

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (Unaudited)

Qualified Dividend Income:

For the year ended December 31, 2015, 100.00% of the dividends paid from net investment income for the Fund are designated as qualified dividend income. For the year ended December 31, 2014, 100.00% of the dividends paid from net investment income for the Fund are designated as qualified dividend income.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the International Opportunities Institutional Fund’s portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 800-323-6166. It also appears on oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Approval of Investment Advisory Contract:

The Investment Advisory and Management Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management (“OAM”) with respect to the International Opportunities Institutional Fund (the “Fund”) was last approved by the Board of Trustees (the “Board”), including all of the trustees who are not parties to such agreements or interested persons of any such party (the “independent trustees”), on August 20, 2015. The Board of Trustees, including a majority of the independent trustees, determined that approval of the agreement was in the best interests of the Fund. The independent trustees were assisted by legal counsel in making their determination.

The Board noted that OAM has been associated with the Fund since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders, and that shareholders have invested in the Fund knowing that OAM manages the Fund and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services.  With respect to the nature, quality and extent of the services provided by OAM pursuant to the Investment Advisory and Management Agreement, the Board considered the functions performed by OAM and the personnel providing such services, information contained in OAM’s Form ADV, OAM’s financial condition and the compliance reports provided to the Board, and the culture of compliance created by OAM, including the competency of the chief compliance officer of the Trust and the fact that the Trust and OAM have not had any material compliance issues. The Board also considered the experience, academic background, long tenure and structure of the portfolio management

26

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (Unaudited) (continued)

team and its role, as well as the honesty and integrity of OAM and the portfolio management team, and that OAM personnel are open and forthright with the Board. In addition, the Board considered that OAM is a research-oriented firm that conducts extensive research. Based on the information provided, the Board concluded that the nature and extent of services provided to the Fund by OAM was appropriate, and that the quality of such services was good.

The Board also reviewed the reports prepared by OAM containing information on total returns and average annual total returns of the Fund over various periods of time, as compared to relevant market indices and other mutual funds pursuing broadly similar strategies. The Board noted that the peer group mutual funds had been provided by OAM at a previous meeting, and include funds currently in existence that were similar in investment objective to the Fund. Based on the information provided, the Board concluded that the Fund in some instances outperformed in varying degrees and in some instances performed in line with the other mutual funds in the report and outperformed the relevant market index for the year-to-date period, and that the Fund in some instances outperformed in varying degrees and in other instances underperformed in varying degrees the other mutual funds in the report and outperformed the relevant market index for the one-year and inception-to-date (March 10, 2014) periods.

Fees and Expenses.  The Board compared the amounts paid to OAM for advisory and management services for the Fund and the Fund’s expense ratio with other mutual funds pursuing broadly similar strategies, as included in the reports prepared by OAM.

This information showed that the advisory and management fees of the Fund was the lowest relative to the other mutual funds. The information also showed that the expense ratio of the Fund was the lowest relative to the other mutual funds. In addition, the Board considered amounts paid to OAM by other clients. With respect to OAM’s other clients, the Board recognized that the mix of services provided and the level of responsibility required under the agreement with the Fund was greater than OAM’s obligations for similar client accounts, and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. Based on the information considered, the Board concluded that the Fund’s advisory and management fees were reasonable and/or appropriate in amount, given the quality of services provided and taking into consideration relevant circumstances.

Profitability.  With respect to the costs of services provided and profits realized by OAM, the Board considered the advisory and management fees received by OAM from the Fund. The Board also considered representations from OAM that the profits realized by OAM specifically from the relationship with the Fund could not be identified due to the impracticality of expense allocation, noting the difficulty of breaking down profitability related to the Fund versus other advisory accounts because management and personnel time and services are not allocated between the various types of accounts, and OAM believed that the overall profitability of OAM was within an acceptable range for investment advisory firms, that the advisory fees charged the Fund were consistent with other advisory clients, and that OAM reimburses the Fund if the expense ratio exceeds certain limits. Based on this information, the Board concluded that OAM’s profitability was not unreasonable.

Economies of Scale.  The Board also considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board also noted asset capacity constraints for the Fund that limits economies of scale. The Board concluded that the Fund’s advisory and management fees reflect an appropriate recognition of any economies of scale.

27

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (Unaudited) (continued)

Other Benefits to OAM and Its Affiliates.  The Board considered the character and amount of other incidental benefits received by OAM and its affiliates from their relationship with the Funds including benefits to OAM related to soft dollars. The Board also noted that during the past year none of the Fund’s brokerage transactions had been placed through the affiliated broker-dealer of OAM.

After due consideration of all of the information and factors deemed relevant by the Board and the conclusions reached, the Board determined to approve the agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all-important or controlling, and considered all factors together.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

28

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (Unaudited) (continued)

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expense Paid During Period* 7/1/15– 12/31/15	Expense Ratio During Period 7/1/15– 12/31/15
Actual	$1,000.00	$1,026.40	$5.62	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60	1.10%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

29

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

International Opportunities Institutional Fund

800-245-7311

oberweisfunds.com

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

3333 Warrenville Road
Suite 500
Lisle, IL 60532

ITEM 2.	CODE OF ETHICS.

(a)	As of December 31, 2015, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.

(b)	A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(b)	The audit committee financial expert is James G. Schmidt. Mr. Schmidt is independent as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

	2014	2015
Audit fees	133,600	138,555
Audit-Related Fees	N/A	N/A
Tax Fees	45,015	53,645
All Other Fees	N/A	N/A

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment, and Adviser Affiliate that provides ongoing services to the registrant for 2015 and 2014 were $53,645, and $45,015, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal account’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/08/2016

By (Signature and Title*)	/s/ Patrick B. Joyce
Patrick B. Joyce
Executive Vice President and Treasurer,
The Oberweis Funds

Date 03/08/2016

/*/	Print the name and title of each signing officer under his or her signature.